UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08039

Third Avenue Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY	10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

SEMI-ANNUAL REPORT

April 30, 2014

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust
Third Avenue Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2014 is as follows:

The accompanying notes are an integral part of the financial statements.

1

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments
at April 30, 2014
(Unaudited)

Principal Amount ($)	Security†	Value (Note 1)

Corporate Bonds & Notes - 0.16%
	Consumer Products - 0.16%
20,878,714	Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-In-Kind Interest, due 3/20/17 (b) (c) (d) (e)	$4,023,328
	Total Corporate Bonds & Notes (Cost $20,878,714)	4,023,328
Claims - 1.14%
	Securities Brokerage - 1.14%
63,101,500	Lehman Brothers, Inc., SIPA Claims (a)	28,198,483
	Total Claims (Cost $26,502,630)	28,198,483

Shares
Common Stocks & Warrants - 84.72%
	Agricultural Equipment - 0.57%
253,642	AGCO Corp.	14,127,859
	Asset Management - 6.08%
3,179,350	Bank of New York Mellon Corp. (The)	107,684,585
1,007,504	Brookfield Asset Management, Inc., Class A (Canada)	42,375,618
		150,060,203
	Automotive - 3.77%
247,739	Cie Generale des Etablissements Michelin (France)	30,245,605
1,362,900	Toyota Industries Corp. (Japan)	62,789,250
		93,034,855
	Consumer Products - 0.00%#
526,368	Home Products International, Inc. (a) (b) (c) (d)	26,318
Shares	Security†	Value (Note 1)

	Depository Institutions - 6.52%
2,399,338	Chong Hing Bank, Ltd. (Hong Kong) (b)	$5,499,357
1,626,949	Comerica, Inc.	78,484,020
5,644,398	KeyCorp	76,989,589
		160,972,966
	Diversified Holding Companies - 11.50%
3,643,000	Cheung Kong Holdings, Ltd. (Hong Kong)	62,024,907
480,287	Investor AB, Class B (Sweden)	18,577,125
198,815,880	Lai Sun Garment International, Ltd. (Hong Kong) (a) (c)	27,951,852
491,565	Pargesa Holding S.A. (Switzerland)	44,570,943
227,210	RHJ International (Belgium) (a)	1,112,724
1,982,750	RHJ International (Belgium) (a) (d)	9,710,193
29,148,000	Wheelock & Co., Ltd. (Hong Kong)	119,931,278
		283,879,022
	Financial Insurance - 0.03%
37	Manifold Capital LLC (a) (b) (c) (d)	812,000
	Home Furnishings - 0.01%
94,758	Stanley Furniture Co., Inc. (a)	276,693
	Insurance & Reinsurance - 3.13%
108,073	Alleghany Corp. (a)	44,091,623
127,500	Olympus Re Holdings, Ltd. (Bermuda) (a) (b) (d)	75,225
55,699	White Mountains Insurance Group, Ltd. (Bermuda)	33,211,086
		77,377,934
	Manufactured Housing - 5.56%
196,151	Cavco Industries, Inc. (a) (c)	15,290,009
1,587,265	Cavco Industries, Inc. (a) (b) (c) (d)	121,909,191
		137,199,200

The accompanying notes are an integral part of the financial statements.

2

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at April 30, 2014
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks & Warrants (continued)
	Non-U.S. Real Estate Operating Companies - 9.19%
17,734,000	Hang Lung Group, Ltd. (Hong Kong)	$96,184,639
21,921,322	Henderson Land Development Co., Ltd. (Hong Kong)	130,629,641
		226,814,280
	Oil & Gas Production & Services - 14.48%
1,090,000	Apache Corp.	94,612,000
1,370,606	Devon Energy Corp.	95,942,420
3,195,824	EnCana Corp. (Canada)	74,175,075
1,299,649	Total S.A. (France)	92,821,768
		357,551,263
	Securities Brokerage - 3.00%
9,883,700	Daiwa Securities Group, Inc. (Japan)	73,957,358
	Semiconductor & Related - 4.67%
2,699,323	Intel Corp.	72,044,931
2,336,868	NVIDIA Corp.	43,161,952
		115,206,883
	Software - 1.27%
1,550,000	Symantec Corp.	31,434,000
	Steel & Specialty Steel - 5.40%
1,810,432	POSCO, ADR (South Korea)	133,247,795
	Telecommunications - 2.49%
16,284,089	Vodafone Group PLC (United Kingdom)	61,572,596
	Telecommunications Equipment - 0.03%
1,393,129	Sycamore Networks, Inc. (a)	808,015
Shares	Security†	Value (Note 1)

	U.S. Real Estate Operating Companies - 1.56%
1,221,894	Tejon Ranch Co. (a) (c)	$37,890,933
200,255	Tejon Ranch Co., Warrants, expire 8/31/16 (a) (c)	680,867
		38,571,800
	Utilities - 4.45%
5,956,007	Covanta Holding Corp.	109,888,329
	Water Treatment Facilities and Chemicals - 1.01%
1,180,000	Kurita Water Industries Ltd. (Japan)	24,815,376
	Total Common Stocks & Warrants (Cost $1,637,972,760)	2,091,634,745

Investment
Amount ($)
Limited Partnerships - 0.01%
	Insurance & Reinsurance - 0.01%
1,805,000	Insurance Partners II Equity Fund, L.P. (a) (b)	189,384
	Total Limited Partnerships (Cost $32,494)	189,384

The accompanying notes are an integral part of the financial statements.

3

Third Avenue Trust
Third Avenue Value Fund

Portfolio of Investments (continued)
at April 30, 2014
(Unaudited)

Principal Amount ($)	Security†	Value (Note 1)

Short Term Investments - 3.04%
	U.S. Government Obligations - 3.04%
75,000,000	U.S. Treasury Bills, 0.09%‡, due 7/3/14	$74,998,050
	Total Short Term Investments (Cost $74,988,844)	74,998,050
	Total Investment Portfolio - 89.07% (Cost $1,760,375,442)	2,199,043,990
	Other Assets less Liabilities - 10.93%	269,948,755
	NET ASSETS - 100.00%	$2,468,992,745

Notes:

ADR: American Depositary Receipt.

SIPA: Securities Investor Protection Act of 1970.

(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Security subject to restrictions on resale.

Shares/ Principal Amount ($)	Issuer	Acquisition Date	Cost	Market Value Per Unit
1,587,265	Cavco Industries, Inc.	7/19/13	$87,934,481	$76.80
526,368	Home Products International, Inc.	5/30/07	54,667,471	0.05
$20,878,714	Home Products International, Inc. 2nd Lien, Convertible, 6.000% Payment-In-Kind Interest, due 3/20/17	3/16/07- 4/1/14	20,878,714	19.27
37	Manifold Capital LLC	9/24/97-11/10/06	38,341,514	21,945.95
127,500	Olympus Re Holdings, Ltd.	12/20/01	11,944,342	0.59
1,982,750	RHJ International	6/22/05-3/14/07	39,232,737	4.90

At April 30, 2014, these restricted securities had a total market value of $136,556,255 or 5.53% of net assets of the Fund.

(e)	Payment-In-Kind (“PIK”) security. Income may be paid in additional securities.
†	U.S. unless otherwise noted.
‡	Annualized yield at date of purchase.
#	Amount represents less than 0.01% of total net assets.

Country Concentration

% of
Net Assets
United States*	42.67%
Hong Kong	17.91
Japan	6.54
South Korea	5.40
France	4.99
Canada	4.72
United Kingdom	2.49
Switzerland	1.81
Bermuda	1.35
Sweden	0.75
Belgium	0.44
Total	89.07%

* Includes cash equivalents.

The accompanying notes are an integral part of the financial statements.

4

Third Avenue Trust
Third Avenue Value Fund
Statement of Assets and Liabilities
April 30, 2014
(Unaudited)

Assets:
Investments at value (Notes 1 and 5):
Unaffiliated issuers (cost of $1,506,027,088)	$1,990,459,492
Affiliated issuers (cost of $254,348,354)	208,584,498
Total investments (cost of $1,760,375,442)	2,199,043,990
Cash	277,412,153
Dividends and interest receivable	4,931,839
Receivable for securities sold	2,920,752
Receivable for fund shares sold	284,300
Other assets	106,540
Total assets	2,484,699,574

Liabilities:
Payable for securities purchased	8,530,617
Payable for fund shares redeemed	4,274,247
Payable to Adviser (Note 3)	1,847,869
Accrued expenses	561,925
Payable for shareholder servicing fees (Note 3)	456,994
Distribution fees payable (Note 6)	19,850
Payable to trustees and officers	15,327
Total liabilities	15,706,829
Net assets	$2,468,992,745

Summary of net assets:
Capital stock, $0.001 par value	$2,017,721,451
Accumulated undistributed net investment income	28,334,847
Accumulated net realized losses on investments and foreign currency transactions	(15,799,297)
Net unrealized appreciation on investments and translation of foreign currency denominated assets and liabilities	438,735,744
Net assets applicable to capital shares outstanding	$2,468,992,745

Investor Class:
Net assets applicable to 675,109 shares outstanding, unlimited number of shares authorized	$39,420,108
Net asset value, offering and redemption price per share	$58.39

Institutional Class:
Net assets applicable to 41,552,458 shares outstanding, unlimited number of shares authorized	$2,429,572,637
Net asset value, offering and redemption price per share	$58.47

The accompanying notes are an integral part of the financial statements.

5

Third Avenue Trust
Third Avenue Value Fund
Statement of Operations
For the Six Months Ended April 30, 2014
(Unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $1,063,068)	$61,078,292
Interest-unaffiliated issuers	20,365
Interest-affiliated issuers (Note 5)	607,486
Other income	241,904
Total investment income	61,948,047

Expenses:
Investment advisory fees (Note 3)	11,265,398
Shareholder servicing fees (Note 3)	1,137,969
Transfer agent fees	336,213
Trustees’ and officers’ fees and expenses	170,956
Reports to shareholders	142,009
Custodian fees	100,782
Accounting fees	96,216
Auditing and tax fees	78,188
Administration fees (Note 3)	68,844
Insurance	54,170
Legal fees	52,309
Distribution fees (Note 6)	46,522
Registration and filing fees	20,919
Miscellaneous	42,650
Total expenses	13,613,145
Less: Expenses reduced by custodian fee expense offset arrangement (Note 3)	(75,169)
Net expenses	13,537,976
Net investment income	48,410,071

Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized gain on investments- unaffiliated issuers	33,211,780
Net realized gain on investments- affiliated issuers	583,233
Net realized loss on foreign currency transactions	(153,397)
Net change in unrealized appreciation/(depreciation) on investments	27,536,661
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	11,023
Net gain on investments and foreign currency transactions	61,189,300
Net increase in net assets resulting from operations	$109,599,371

The accompanying notes are an integral part of the financial statements.

6

Third Avenue Trust
Third Avenue Value Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013
Operations:
Net investment income	$48,410,071	$38,144,508
Net realized gain	33,641,616	200,578,894
Net change in unrealized appreciation/(depreciation)	27,547,684	292,412,333
Net increase in net assets resulting from operations	109,599,371	531,135,735

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(1,149,550)	(662,490)
Institutional Class	(84,081,853)	(67,040,237)
Decrease in net assets from dividends and distributions	(85,231,403)	(67,702,727)

Capital Share Transactions:
Proceeds from sale of shares	47,673,837	108,651,386
Net asset value of shares issued in reinvestment of dividends and distributions	80,139,122	62,685,199
Redemption fees	6,968	37,496
Cost of shares redeemed	(314,642,753)	(631,116,635)
Net decrease in net assets resulting from capital share transactions	(186,822,826)	(459,742,554)
Net increase/(decrease) in net assets	(162,454,858)	3,690,454
Net assets at beginning of period	2,631,447,603	2,627,757,149
Net assets at end of period (including accumulated undistributed net investment income of $28,334,847 and $65,156,179, respectively)	$2,468,992,745	$2,631,447,603

The accompanying notes are an integral part of the financial statements.

7

Third Avenue Trust
Third Avenue Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For The Six Months Ended April 30, 2014	Years Ended October 31,			For the Period Ended October 31,
Investor Class:	(Unaudited)	2013	2012	2011	2010*
Net asset value, beginning of period	$57.73	$48.47	$44.00	$50.09	$46.32
Income/(loss) from investment operations:
Net investment income@	1.05	0.61 **	0.27	0.37	0.59
Net gain/(loss) on investment transactions (both realized and unrealized)	1.41 [3]	9.89 [3]	4.99 [2]	(5.56)[2]	3.18	[1]
Total from investment operations	2.46	10.50	5.26	(5.19)	3.77
Less dividends and distributions to shareholders:
Dividends from net investment income	(1.80)	(1.24)	(0.79)	(0.90)	—
Total dividends and distributions	(1.80)	(1.24)	(0.79)	(0.90)	—
Net asset value, end of period	$58.39	$57.73	$48.47	$44.00	$50.09
Total return4±	4.40%[5]	22.07%	12.36%	(10.62%)	8.16%[5]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$39,420	$36,811	$25,796	$25,547	$18,553
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.33%[6]	1.35%	1.36%	1.38%	1.46%[6]
After fee waivers/expense offset arrangement/recovery[7]	1.33%[6]	1.35%†	1.40%†	1.40%†	1.40	%6#
Ratio of net investment income to average net assets	3.70%[6]	1.15%**	0.61%	0.75%	1.54%[6]
Portfolio turnover rate	6%[5]	21%	16%	6%	2%[5]

[1]	Includes redemption fees of $0.04 per share.
[2]	Includes redemption fees of $0.01 per share.
[3]	Includes redemption fees of less than $0.01 per share.
[4]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses.
[5]	Not annualized.
[6]	Annualized.
[7]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.
†	The Adviser recovered a portion of its previously waived fees.
#	The Adviser waived a portion of its fees.
*	Period from December 31, 2009 (commencement of operations) through October 31, 2010.
**	Investment income per share reflects a special dividend received during the period which amounted to $0.44 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.33%.
@	Calculated based on the average number of shares outstanding during the period.
±	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of the financial statements.

8

Third Avenue Trust
Third Avenue Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For The Six Months Ended April 30, 2014	Years Ended October 31,
Institutional Class:	(Unaudited)	2013	2012	2011	2010	2009
Net asset value, beginning of period	$57.86	$48.53	$44.08	$50.13	$44.60	$35.16
Income/(loss) from investment operations:
Net investment income@	1.10	0.77 **	0.37	0.43	0.71	0.81
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	1.44	9.87	4.98	(5.51)	5.96	8.81
Total from investment operations	2.54	10.64	5.35	(5.08)	6.67	9.62
Less dividends and distributions to shareholders:
Dividends from net investment income	(1.93)	(1.31)	(0.90)	(0.97)	(1.14)	(0.18)
Distributions from realized gains	—	—	—	—	—	(0.00)*
Total dividends and distributions	(1.93)	(1.31)	(0.90)	(0.97)	(1.14)	(0.18)
Net asset value, end of period	$58.47	$57.86	$48.53	$44.08	$50.13	$44.60
Total return2±	4.52%[4]	22.40%	12.61%	(10.42%)	15.25%	27.59%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,429,573	$2,594,637	$2,601,961	$3,451,647	$5,040,109	$5,688,276
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.08%[5]	1.10%	1.11%	1.13%	1.19%	1.17%
After fee waivers/expense offset arrangement/recovery[3]	1.08%[5]	1.10%†	1.15%†	1.15%†	1.15%#	1.17%
Ratio of net investment income to average net assets	3.87%[5]	1.45%**	0.83%	0.86%	1.55%	2.23%
Portfolio turnover rate	6%[4]	21%	16%	6%	2%	5%

[1]	Includes redemption fees of less than $0.01 per share.
[2]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses.
[3]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15% effective December 31, 2009.
[4]	Not annualized.
[5]	Annualized.
†	The Adviser recovered a portion of its previously waived fees.
#	The Adviser waived a portion of its fees.
*	Amount is less than $0.01.
**	Investment income per share reflects a special dividend received during the period which amounted to $0.44 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.63%.
@	Calculated based on the average number of shares outstanding during the period.
±	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of the financial statements.

9

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2014 is as follows:

The accompanying notes are an integral part of the financial statements.

10

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments
at April 30, 2014
(Unaudited)

Shares	Security†	Value (Note 1)

Preferred Stocks - 0.35%
	U.S. Real Estate Investment Trust - 0.35%
76,750	Excel Trust, Inc., 8.125%	$2,037,712
	Total Preferred Stocks (Cost $1,919,828)	2,037,712
Common Stocks - 96.74%
	Asset Management - 1.94%
240,632	Legg Mason, Inc.	11,283,234
	Auto Parts and Services - 0.69%
159,500	Cooper Tire & Rubber Co.	4,011,425
	Bank & Thrifts - 6.40%
87,371	City National Corp.	6,340,513
151,739	Commerce Bancshares, Inc.	6,597,612
67,200	Cullen/Frost Bankers, Inc.	5,134,752
125,063	Prosperity Bancshares, Inc.	7,378,717
153,401	UMB Financial Corp.	9,006,173
283,775	Valley National Bankcorp	2,843,426
		37,301,193
	Banking & Financials - 0.16%
18,788	Cass Information Systems, Inc.	948,982
	Chemicals & Industrial Materials - 9.24%
329,116	Axiall Corp.	15,336,807
97,878	Compass Minerals International, Inc.	8,965,625
144,256	Minerals Technologies, Inc.	8,581,789
86,063	Sensient Technologies Corp.	4,651,705
130,724	Stepan Co.	7,559,769
420,036	SunCoke Energy, Inc. (a)	8,766,151
		53,861,846
	Commercial Services - 0.41%
79,947	DigitalGlobe, Inc. (a)	2,380,822
Shares	Security†	Value (Note 1)

	Consulting and Information Technology Services - 7.74%
140,089	ExlService Holdings, Inc. (a)	$3,963,818
286,592	FTI Consulting, Inc. (a)	9,830,106
657,466	Genpact Ltd. (Bermuda) (a)	11,084,877
168,903	ICF International, Inc. (a)	6,582,150
167,539	ManTech International Corp., Class A	4,997,688
107,749	Syntel, Inc. (a)	8,654,400
		45,113,039
	Consumer Products - 4.81%
237,959	Blucora, Inc. (a)	4,580,711
95,462	Cal-Maine Foods, Inc.	5,692,399
147,715	CST Brands, Inc.	4,819,940
89,335	Susser Holdings Corp. (a)	6,912,742
196,158	VCA Antech, Inc. (a)	6,008,320
		28,014,112
	Diversified Holding Companies - 6.17%
63,408	Ackermans & van Haaren NV (Belgium)	8,198,704
579,165	Dundee Corp., Class A (Canada) (a)	8,454,578
1,980,031	JZ Capital Partners, Ltd. (Guernsey)	14,642,628
181,882	Leucadia National Corp.	4,641,629
		35,937,539
	Electronic Components - 2.98%
109,526	AVX Corp.	1,462,172
110,073	Electronics for Imaging, Inc. (a)	4,159,659
96,711	Ingram Micro, Inc., Class A (a)	2,607,329
349,050	Insight Enterprises, Inc. (a)	9,117,186
		17,346,346
	Energy Services - 3.49%
150,979	Era Group, Inc. (a)	4,310,450
68,926	SEACOR Holdings, Inc. (a)	5,747,739
160,852	SemGroup Corp., Class A	10,275,226
		20,333,415

The accompanying notes are an integral part of the financial statements.

11

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at April 30, 2014
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Forest Products & Paper - 1.19%
272,211	P.H. Glatfelter Co.	$6,946,825
	Healthcare - 1.53%
87,207	Teleflex, Inc.	8,902,963
	Industrial Capital Equipment Manufacturers - 1.55%
406,867	Rofin-Sinar Technologies, Inc. (a)	9,032,447
	Industrial Equipment - 7.76%
236,800	Actuant Corp., Class A	8,018,048
126,606	Alamo Group, Inc.	6,725,311
165,971	EnerSys, Inc.	11,216,320
284,321	LSB Industries, Inc. (a)	10,858,219
82,638	Oshkosh Corp.	4,587,235
182,975	Tredegar Corp.	3,807,710
		45,212,843
	Industrial Services - 12.99%
215,957	ABM Industries, Inc.	5,850,275
112,418	Cubic Corp.	5,331,986
409,561	Darling International, Inc. (a)	8,195,316
260,083	EMCOR Group, Inc.	11,961,217
253,147	Multi-Color Corp.	8,822,173
407,544	Tetra Tech, Inc.	11,684,286
130,410	UniFirst Corp.	12,550,658
248,719	World Fuel Services Corp.	11,326,663
		75,722,574
	Insurance & Reinsurance - 5.28%
20,143	Alleghany Corp. (a)	8,217,941
121,590	Arch Capital Group, Ltd. (Bermuda) (a)	6,969,539
339,285	HCC Insurance Holdings, Inc.	15,586,753
		30,774,233
Shares	Security†	Value (Note 1)

	Media - 3.23%
59,122	Liberty Media Corp., Class A (a)	$7,668,715
150,026	Madison Square Garden, Co. (The), Class A (a)	8,191,420
91,202	Starz, Class A (a)	2,943,089
		18,803,224
	Metals Manufacturing - 3.72%
110,448	Encore Wire Corp.	5,382,131
112,576	Kaiser Aluminum Corp.	7,925,350
178,896	Kennametal, Inc.	8,359,810
		21,667,291
	Retail - 1.39%
148,475	Ascena Retail Group, Inc. (a)	2,553,770
140,453	Big Lots, Inc. (a)	5,547,893
		8,101,663
	Securities Trading Services - 0.73%
111,048	Broadridge Financial Solutions, Inc.	4,257,580
	Software and Services - 5.88%
512,087	Allscripts Healthcare Solutions, Inc. (a)	7,793,964
280,198	CSG Systems International, Inc.	7,386,019
206,607	InterDigital, Inc.	7,173,395
554,455	Progress Software Corp. (a)	11,898,604
		34,251,982
	U.S. Real Estate Investment Trust - 3.81%
274,058	American Homes 4 Rent, Class A	4,398,631
263,105	Excel Trust, Inc.	3,320,385
153,459	Post Properties, Inc.	7,705,176
189,619	Tanger Factory Outlet Centers Inc.	6,765,606
		22,189,798

The accompanying notes are an integral part of the financial statements.

12

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at April 30, 2014
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	U.S. Real Estate Operating Companies - 3.65%
143,227	Alico, Inc.	$5,001,487
238,067	Brookdale Senior Living, Inc. (a)	7,580,053
167,865	Forestar Group, Inc. (a)	2,862,098
84,239	Vail Resorts, Inc.	5,831,866
		21,275,504
	Total Common Stocks (Cost $417,682,948)	563,670,880
	Total Investment Portfolio - 97.09% (Cost $419,602,776)	565,708,592
	Other Assets less Liabilities - 2.91%	16,978,730
	NET ASSETS - 100.00%	$582,687,322

Notes:
(a)	Non-income producing security.
†	U.S. unless otherwise noted.

Country Concentration

% of Net Assets
United States	88.62%
Bermuda	3.10
Guernsey	2.51
Canada	1.45
Belgium	1.41
Total	97.09%

The accompanying notes are an integral part of the financial statements.

13

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Statement of Assets and Liabilities
April 30, 2014
(Unaudited)

Assets:
Investments at value (Note 1) (cost of $419,602,776)	$565,708,592
Receivable for securities sold	16,926,401
Cash	1,714,638
Dividends and interest receivable	667,853
Receivable for fund shares sold	53,937
Other assets	38,564
Total assets	585,109,985

Liabilities:
Payable for securities purchased	1,376,862
Payable to Adviser (Note 3)	441,073
Payable for fund shares redeemed	275,634
Accrued expenses	203,901
Payable for shareholder servicing fees (Note 3)	103,098
Distribution fees payable (Note 6)	13,366
Payable to trustees and officers	8,729
Total liabilities	2,422,663
Net assets	$582,687,322

Summary of net assets:
Capital stock, $0.001 par value	$382,069,433
Accumulated distributions in excess of net investment income	(8,152,346)
Accumulated net realized gains on investments and foreign currency transactions	62,633,079
Net unrealized appreciation on investments and translation of foreign currency denominated assets and liabilities	146,137,156
Net assets applicable to capital shares outstanding	$582,687,322

Investor Class:
Net assets applicable to 436,199 shares outstanding, unlimited number of shares authorized	$11,871,822
Net asset value, offering and redemption price per share	$27.22

Institutional Class:
Net assets applicable to 20,932,075 shares outstanding, unlimited number of shares authorized	$570,815,500
Net asset value, offering and redemption price per share	$27.27

The accompanying notes are an integral part of the financial statements.

14

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Statement of Operations
For the Six Months Ended April 30, 2014
(Unaudited)

Investment Income:
Dividends	$2,659,941
Interest	3,365
Total investment income	2,663,306

Expenses:
Investment advisory fees (Note 3)	2,901,833
Shareholder servicing fees (Note 3)	272,740
Transfer agent fees	132,737
Trustees’ and officers’ fees and expenses	48,386
Reports to shareholders	42,910
Auditing and tax fees	39,930
Accounting fees	28,028
Registration and filing fees	18,239
Administration fees (Note 3)	17,733
Distribution fees (Note 6)	14,949
Insurance	13,971
Custodian fees	13,781
Legal fees	12,397
Miscellaneous	12,159
Total expenses	3,569,793
Less: Expenses reduced by custodian fee expense offset arrangement (Note 3)	(2,572)
Net expenses	3,567,221
Net investment loss	(903,915)

Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized gain on investments	63,820,929
Net realized gain on foreign currency transactions	2,346
Net change in unrealized appreciation/(depreciation) on investments	(39,965,034)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	11,116
Net gain on investments and foreign currency transactions	23,869,357
Net increase in net assets resulting from operations	$22,965,442

The accompanying notes are an integral part of the financial statements.

15

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013
Operations:
Net investment income/(loss)	$(903,915)	$4,003,053
Net realized gain	63,823,275	41,069,148
Net change in unrealized appreciation/(depreciation)	(39,953,918)	131,673,113
Net increase in net assets resulting from operations	22,965,442	176,745,314
Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	—	(56,749)
Institutional Class	(849,043)	(5,943,573)
Net realized gains:
Investor Class	(750,926)	(182,590)
Institutional Class	(40,845,424)	(14,015,569)
Decrease in net assets from dividends and distributions	(42,445,393)	(20,198,481)
Capital Share Transactions:
Proceeds from sale of shares	12,941,177	39,489,467
Net asset value of shares issued in reinvestment of dividends and distributions	41,203,254	19,454,567
Redemption fees	2,350	9,098
Cost of shares redeemed	(131,686,141)	(185,694,079)
Net decrease in net assets resulting from capital share transactions	(77,539,360)	(126,740,947)
Net increase/(decrease) in net assets	(97,019,311)	29,805,886
Net assets at beginning of period	679,706,633	649,900,747
Net assets at end of period (including accumulated distributions in excess of net investment income of $(8,152,346) and $(6,399,388), respectively)	$582,687,322	$679,706,633

The accompanying notes are an integral part of the financial statements.

16

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For The Six Months Ended April 30, 2014	Years Ended October 31,			For the Period Ended October 31,
Investor Class:	(Unaudited)	2013	2012	2011	2010*
Net asset value, beginning of period	$28.10	$22.13	$20.25	$19.35	$18.19
Income/(loss) from investment operations:
Net investment income/(loss)@	(0.07)	0.06 **	(0.04)	(0.01)	0.02
Net gain on investment transactions (both realized and unrealized)	0.96 [2]	6.57 [2]	2.01 [2]	1.10 [1]	1.14	[2]
Total from investment operations	0.89	6.63	1.97	1.09	1.16
Less dividends and distributions to shareholders:
Dividends from net investment income	—	(0.16)	(0.02)	(0.19)	—
Distributions from realized gains	(1.77)	(0.50)	(0.07)	—	—
Total dividends and distributions	(1.77)	(0.66)	(0.09)	(0.19)	—
Net asset value, end of period	$27.22	$28.10	$22.13	$20.25	$19.35
Total return3±	3.21%[4]	30.74%	9.77%	5.58%		6.38%[4]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$11,872	$11,995	$8,216	$7,490	$4,505
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.35%[5]	1.37%	1.38%	1.39%		1.42%[5]
After fee waivers/expense offset arrangement/recovery[6]	1.35%[5]	1.37%	1.38%†	1.40%†	1.40	%5#
Ratio of net investment income/(loss) to average net assets	(0.52%)[5]	0.25%**	(0.18%)	(0.07%)		0.10%[5]
Portfolio turnover rate	23%[4]	39%	33%	34%		9%[4]

[1]	Includes redemption fees of $0.02 per share.
[2]	Includes redemption fees of less than $0.01 per share.
[3]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses.
[4]	Not annualized.
[5]	Annualized.
[6]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.
†	The Adviser recovered a portion of its previously waived fees.
#	The Adviser waived a portion of its fees.
*	Period from December 31, 2009 (commencement of operations) through October 31, 2010.
**	Investment income per share reflects special dividends received during the period which amounted to $0.11 per share. Excluding the special dividends, the ratio of net investment loss to average net assets would have been (0.18%).
@	Calculated based on the average number of shares outstanding during the period.
±	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of the financial statements.

17

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2014	Years Ended October 31,
Institutional Class:	(Unaudited)	2013	2012	2011	2010	2009
Net asset value, beginning of period	$28.16	$22.18	$20.30	$19.38	$17.17	$16.45
Income/(loss) from investment operations:
Net investment income/(loss)@	(0.04)	0.15 **	0.01	0.03	0.12	0.19
Net gain on investment transactions (both realized and unrealized)[1]	0.96	6.54	2.01	1.10	2.23	1.18
Total from investment operations	0.92	6.69	2.02	1.13	2.35	1.37
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.04)	(0.21)	(0.07)	(0.21)	(0.14)	(0.12)
Distributions from realized gains	(1.77)	(0.50)	(0.07)	—	—	(0.53)
Total dividends and distributions	(1.81)	(0.71)	(0.14)	(0.21)	(0.14)	(0.65)
Net asset value, end of period	$27.27	$28.16	$22.18	$20.30	$19.38	$17.17
Total return2±	3.30%[4]	31.05%	9.99%	5.80%	13.73%	9.34%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$570,816	$667,712	$641,684	$794,495	$1,050,173	$1,217,827
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.10%[5]	1.12%	1.13%	1.14%	1.16%	1.13%
After fee waivers/expense offset arrangement/recovery[3]	1.10%[5]	1.12%	1.13%†	1.15%†	1.14%#	1.13%
Ratio of net investment income/(loss) to average net assets	(0.28%)[5]	0.62%**	0.07%	0.15%	0.65%	1.29%
Portfolio turnover rate	23%[4]	39%	33%	34%	9%	15%

[1]	Includes redemption fees of less than $0.01 per share.
[2]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses.
[3]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15% effective December 31, 2009.
[4]	Not annualized.
[5]	Annualized.
†	The Adviser recovered a portion of its previously waived fees.
#	The Adviser waived a portion of its fees.
**	Investment income per share reflects special dividends received during the period which amounted to $0.11 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.19%.
@	Calculated based on the average number of shares outstanding during the period.
±	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of the financial statements.

18

Third Avenue Trust
Third Avenue Real Estate Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2014 is as follows:

The accompanying notes are an integral part of the financial statements.

19

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments
at April 30, 2014
(Unaudited)

Principal			Value
Amount		Security†	(Note 1)

Corporate Bonds & Notes - 1.30%
		Non-U.S. Real Estate Operating Companies - 1.30%
30,000,000	EUR	IVG Finance B.V., due 3/29/17 (Netherlands)*	$34,544,950
		Total Corporate Bonds & Notes (Cost $27,460,644)	34,544,950

Shares
Common Stocks, Rights & Warrants - 73.22%
		Banks - 1.68%
1,245,000		PNC Financial Services Group, Inc., Warrants, expire 12/31/18 (a)	27,701,250
910,528		Wells Fargo & Co., Warrants, expire 10/28/18 (a)	17,136,137
			44,837,387
		Forest Products & Paper - 4.35%
525,000		Rayonier, Inc. (c)	23,677,500
3,091,058		Weyerhaeuser Co. (c)	92,268,081
			115,945,581
		Lodging & Hotels - 4.09%
6,117,746		Hersha Hospitality Trust (c)	35,544,104
450,000		Hyatt Hotels Corp., Class A (a)	25,326,000
5,124,816		Millennium & Copthorne Hotels PLC (United Kingdom)	48,022,437
			108,892,541
		Non-U.S. Real Estate Consulting/Management - 0.95%
2,505,167		Savills PLC (United Kingdom)	25,378,203

		Non-U.S. Real Estate Investment Trusts - 15.72%
673,655		Derwent London PLC (United Kingdom)	30,937,084
54,909,568		Dexus Property Group (Australia)	57,897,285
9,746,440		Federation Centres Ltd. (Australia)	22,545,490
270,000		Gecina S.A. (France)	36,353,358
7,957,812		Hammerson PLC (United Kingdom)	76,651,782
		Value
Shares	Security†	(Note 1)

	Non-U.S. Real Estate Investment Trusts (continued)
8,839,052	Segro PLC (United Kingdom)	$52,218,280
800,000	Wereldhave N.V. (Netherlands)	67,225,305
7,340,298	Westfield Group (Australia)	74,669,307
		418,497,891
	Non-U.S. Real Estate Operating Companies - 21.53%
1,546,126	Brookfield Asset Management, Inc., Class A (Canada)	65,030,060
5,727,000	Cheung Kong Holdings, Ltd. (Hong Kong)	97,506,627
7,486,950	City Developments Ltd. (Singapore)	64,675,495
8,377,000	Hang Lung Properties Ltd. (Hong Kong)	24,905,339
9,489,689	Henderson Land Development Co., Ltd. (Hong Kong)	56,549,266
11,373,967	Hysan Development Co., Ltd. (Hong Kong)	48,632,715
3,500,000	Inmobiliaria Colonial S.A. (Spain) (a)	3,253,330
4,928,748	Inmobiliaria Colonial S.A., Rights (Spain) (a) (d)	21,334,203
21,869,072	Quintain Estates & Development PLC (United Kingdom) (a)	37,477,389
25,210,321	Songbird Estates PLC (United Kingdom) (a)	104,603,167
11,975,500	Wheelock & Co., Ltd. (Hong Kong)	49,273,947
		573,241,538
	Retail-Building Products - 2.90%
1,681,330	Lowe’s Cos., Inc.	77,189,860
	Retail-Supermarkets - 0.90%
7,062,422	WM Morrison Supermarkets PLC (United Kingdom)	23,955,571
	Senior Housing - 1.30%
1,090,295	Brookdale Senior Living, Inc. (a)	34,714,993
	Specialty Finance - 0.85%
950,000	PHH Corp. (a)	22,581,500

The accompanying notes are an integral part of the financial statements.

20

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at April 30, 2014
(Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks, Rights & Warrants (continued)
	U.S. Real Estate Investment Trusts - 12.14%
2,366,750	CommonWealth REIT	$60,139,118
4,196,831	First Industrial Realty Trust, Inc.	77,095,786
1,179,882	Post Properties, Inc.	59,241,875
1,135,624	Starwood Waypoint Residential Trust (a)	30,854,904
839,578	Tanger Factory Outlet Centers Inc.	29,956,143
641,794	Vornado Realty Trust	65,848,064
		323,135,890
	U.S. Real Estate Operating Companies - 6.81%
500,500	Consolidated-Tomoka Land Co. (b)	19,784,765
5,846,798	Forest City Enterprises, Inc., Class A (a)	110,562,950
941,627	Tejon Ranch Co. (a)	29,199,853
139,089	Tejon Ranch Co., Warrants, expire 8/31/16 (a)	472,903
3,369,445	Trinity Place Holdings, Inc. (a) (d) (e)	21,331,157
		181,351,628
	Total Common Stocks,
	Rights & Warrants (Cost $1,368,740,035)	1,949,722,583
Units
Private Equities - 4.88%
	U.S. Real Estate Operating Companies - 4.88%
28,847,217	Newhall Holding Co. LLC, Class A Units (a) (b)	129,812,476
	Total Private Equities (Cost $75,516,192)	129,812,476
Notional			Value
Amount		Security†	(Note 1)

Purchased Options - 0.01%
		Foreign Currency Put Options - 0.01% (a)
46,000,000	AUD	Australian Currency, strike 0.8755 AUD, expire 5/5/14	$—
35,000,000	AUD	Australian Currency, strike 0.8878 AUD, expire 6/10/14	32,669
36,500,000	AUD	Australian Currency, strike 0.9155 AUD, expire 7/7/14	338,143
		Total Purchased Options (Cost $1,393,430)	370,812
Principal
Amount ($)
Short Term Investments - 5.63%
		U.S. Government Obligations - 5.63%
150,000,000		U.S. Treasury Bills, 0.01-0.05% #, due 5/8/14-6/19/14	149,997,740
		Total Short Term Investments (Cost $149,997,740)	149,997,740
		Total Investment Portfolio - 85.04% (Cost $1,623,108,041)	2,264,448,561
		Other Assets less Liabilities - 14.96% (f)	398,302,448
		NET ASSETS - 100.00%	$2,662,751,009

Notes:
AUD:	Australian Dollar
EUR:	Euro
REIT:	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(c)	Security is a Real Estate Investment Trust.
(d)	Fair-valued security.

The accompanying notes are an integral part of the financial statements.

21

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at April 30, 2014
(Unaudited)

(e)	Security subject to restrictions on resale.

				Market
		Acquisition		Value
Shares	Issuer	Date	Cost	Per Unit
3,369,445	Trinity Place Holdings, Inc.	10/2/13-11/6/13	$13,477,776	$6.33

At April 30, 2014, the restricted security had a total market value of $21,331,157 or 0.80% of net assets of the Fund.
(f)	Includes restricted cash pledged to counterparty as collateral management for forward foreign currency contracts and options.
*	Issuer in default.
†	U.S. unless otherwise noted.
#	Annualized yield at date of purchase.

Country Concentration

% of
Net Assets
United States*	42.83%
United Kingdom	14.99
Hong Kong	10.40
Australia	5.84
Netherlands	3.82
Canada	2.44
Singapore	2.43
France	1.37
Spain	0.92
Total	85.04%
* Includes cash equivalents

Schedule of Written Options

Notional Amount(‡)/
Number of Contracts	Security	Expiration Date	Strike Price	Value
46,000,000 AUD	Australian Currency, Call	5/5/14	0.8925 AUD	$(1,675,900)
35,000,000 AUD	Australian Currency, Call	6/10/14	0.9090 AUD	(699,706)
36,500,000 AUD	Australian Currency, Call	7/7/14	0.9370 AUD	(260,219)
4,261	Weyerhaeuser Co., Put	5/17/14	$28	(53,263)
	(Premiums received $1,763,911)			$(2,689,088)

AUD: Australian Dollar

‡	Denominated in U.S. Dollars unless otherwise noted.

Schedule of Forward Foreign Currency Contracts

					Unrealized
					Appreciation/
Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 4/30/14	(Depreciation)
44,400,000 EUR	Goldman Sachs & Co.	05/29/14	$61,488,274	$61,594,071	$(105,797)
103,200,000 EUR	Goldman Sachs & Co.	09/19/14	143,483,093	143,142,278	340,815
2,512,5000 EUR	Goldman Sachs & Co.	09/19/14	3,477,212	3,484,932	(7,720)
					$227,298
EUR: Euro.

The accompanying notes are an integral part of the financial statements.

22

Third Avenue Trust
Third Avenue Real Estate Value Fund
Statement of Assets and Liabilities
April 30, 2014
(Unaudited)

Assets:
Investments at value (Notes 1 and 5):
Unaffiliated issuers (cost of $1,536,904,211)	$2,114,480,508
Affiliated issuers (cost of $84,810,400)	149,597,241
Total investments (cost of $1,621,714,611)	2,264,077,749
Cash	376,926,754
Restricted cash pledged to counterparty for collateral management	13,459,091
Dividends and interest receivable	8,835,988
Receivable for fund shares sold	6,984,932
Purchased foreign currency options (cost $1,393,430)	370,812
Unrealized appreciation for forward foreign currency contracts	340,815
Other assets	106,233
Total assets	2,671,102,374

Liabilities:
Written foreign currency options at value (premiums received $1,393,416)	2,635,825
Payable to Adviser (Note 3)	1,937,160
Payable for fund shares redeemed	1,614,880
Payable for securities purchased	1,407,321
Accrued expenses	288,208
Payable for shareholder servicing fees (Note 3)	204,910
Unrealized depreciation for forward foreign currency contracts	113,517
Distribution fees payable (Note 6)	83,840
Written equity options at value (premiums received $370,495)	53,263
Payable to trustees and officers	12,441
Total liabilities	8,351,365
Net assets	$2,662,751,009

Summary of net assets:
Capital stock, $0.001 par value	$2,010,704,447
Accumulated distributions in excess of net investment income	(28,562,104)
Accumulated net realized gains on investments and foreign currency transactions	39,851,361
Net unrealized appreciation on investments and translation of foreign currency denominated assets and liabilities	640,757,305
Net assets applicable to capital shares outstanding	$2,662,751,009

Investor Class:
Net assets applicable to 9,802,765 shares outstanding, unlimited number of shares authorized	$300,121,489
Net asset value, offering and redemption price per share	$30.62

Institutional Class:
Net assets applicable to 76,762,005 shares outstanding, unlimited number of shares authorized	$2,362,629,520
Net asset value, offering and redemption price per share	$30.78

The accompanying notes are an integral part of the financial statements.

23

Third Avenue Trust
Third Avenue Real Estate Value Fund
Statement of Operations
For the Six Months Ended April 30, 2014
(Unaudited)

Investment Income:
Dividends-unaffiliated issuers (net of foreign withholding tax of $1,621,813)	$19,779,517
Dividends-affiliated issuers (Note 5)	15,015
Interest	18,385
Other income	29,432
Total investment income	19,842,349

Expenses:
Investment advisory fees (Note 3)	10,333,727
Shareholder servicing fees (Note 3)	878,861
Distribution fees (Note 6)	272,864
Transfer agent fees	209,378
Reports to shareholders	142,725
Trustees’ and officers’ fees and expenses	141,641
Custodian fees	81,992
Accounting fees	74,937
Administration fees (Note 3)	63,151
Legal fees	41,727
Insurance	40,162
Auditing and tax fees	39,150
Registration and filing fees	27,561
Miscellaneous	72,969
Total expenses	12,420,845
Less: Expenses reduced by custodian fee expense offset arrangement (Note 3)	(81,992)
Net expenses	12,338,853
Net investment income	7,503,496

Realized and unrealized gain/(loss) on investments, written options and foreign currency transactions:
Net realized gain on investments	48,854,465
Net realized loss on foreign currency transactions	(3,082,118)
Net change in unrealized appreciation/(depreciation) on investments	103,135,906
Net change in unrealized appreciation/(depreciation) on written equity options	317,232
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	2,430,008
Net gain on investments and foreign currency transactions	151,655,493
Net increase in net assets resulting from operations	$159,158,989

The accompanying notes are an integral part of the financial statements.

24

Third Avenue Trust
Third Avenue Real Estate Value Fund
Statement of Changes in Net Assets

	For the
	Six Months Ended	For the Year
	April 30, 2014	Ended
	(Unaudited)	October 31, 2013
Operations:
Net investment income	$7,503,496	$12,064,503
Net realized gain	45,772,347	45,935,939
Net change in unrealized appreciation/(depreciation)	105,883,146	303,563,601
Net increase in net assets resulting from operations	159,158,989	361,564,043

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(1,571,043)	(1,984,170)
Institutional Class	(20,726,891)	(55,413,731)
Net realized gains:
Investor Class	(2,422,235)	(3,241,659)
Institutional Class	(27,463,643)	(85,265,725)
Decrease in net assets from dividends and distributions	(52,183,812)	(145,905,285)

Capital Share Transactions:
Proceeds from sale of shares	528,125,673	502,790,138
Net asset value of shares issued in reinvestment of dividends and distributions	49,667,615	137,806,815
Redemption fees	41,569	65,503
Cost of shares redeemed	(177,785,444)	(450,890,690)
Net increase in net assets resulting from capital share transactions	400,049,413	189,771,766
Net increase in net assets	507,024,590	405,430,524
Net assets at beginning of period	2,155,726,419	1,750,295,895
Net assets at end of period (including accumulated distributions in excess of net investment income of $(28,562,104) and $(13,767,666), respectively)	$2,662,751,009	$2,155,726,419

The accompanying notes are an integral part of the financial statements.

25

Third Avenue Trust
Third Avenue Real Estate Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six				For the
	Months Ended	Years Ended			Period Ended
	April 30, 2014	October 31,			October 31,
Investor Class:	(Unaudited)	2013	2012	2011	2010*
Net asset value, beginning of period	$29.40	$26.53	$21.40	$22.90	$20.47
Income/(loss) from investment operations:
Net investment income@	0.08	0.10	0.16	0.02	0.40
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	1.80	4.99	4.97	(0.63)	2.03
Total from investment operations	1.88	5.09	5.13	(0.61)	2.43
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.26)	(0.84)	—	(0.89)	—
Distributions from realized gains	(0.40)	(1.38)	—	—	—
Total dividends and distributions	(0.66)	(2.22)	—	(0.89)	—
Net asset value, end of period	$30.62	$29.40	$26.53	$21.40	$22.90
Total return2±	6.59%[3]	20.61%	23.97%	(2.89)%	11.87%[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$300,121	$145,169	$60,684	$48,327	$28,594
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.31%[4]	1.34%	1.34%	1.38%	1.44%[4]
After fee waivers/expense offset arrangement/recovery[5]	1.30%[4]	1.33%	1.34%	1.40%†	1.40	%4#
Ratio of net investment income to average net assets	0.58%[4]	0.36%	0.68%	0.11%	2.27%[4]
Portfolio turnover rate	5%[3]	13%	4%	32%	26%[3]

[1]	Includes redemption fees of less than $0.01 per share.
[2]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses.
[3]	Not annualized.
[4]	Annualized.
[5]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.
†	The Adviser recovered previously waived fees.
#	The Adviser waived a portion of its fees.
*	Period from December 31, 2009 (commencement of operations) through October 31, 2010.
@	Calculated based on the average number of shares outstanding during the period.
±	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of the financial statements.

26

Third Avenue Trust

Third Avenue Real Estate Value Fund

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For The Six
	Months Ended
	April 30, 2014	Years Ended October 31,
Institutional Class:	(Unaudited)	2013	2012	2011	2010	2009
Net asset value, beginning of period	$29.56	$26.66	$21.45	$22.93	$19.86	$16.21
Income/(loss) from investment operations:
Net investment income@	0.10	0.18	0.22	0.06	0.44	0.63
Net gain/(loss) on investment transactions (both realized and unrealized)	1.82 [2]	4.99 [2]	4.99 [2]	(0.62)[2]	2.89 [2]	3.45 [1]
Total from investment operations	1.92	5.17	5.21	(0.56)	3.33	4.08
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.30)	(0.89)	—	(0.92)	(0.26)	(0.43)
Distributions from realized gains	(0.40)	(1.38)	—	—	—	—
Total dividends and distributions	(0.70)	(2.27)	—	(0.92)	(0.26)	(0.43)
Net asset value, end of period	$30.78	$29.56	$26.66	$21.45	$22.93	$19.86
Total return3±	6.71%[4]	20.87%	24.29%	(2.66%)	16.94%	26.16%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,362,630	$2,010,557	$1,689,612	$1,579,121	$1,652,647	$1,381,313
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.06%[5]	1.09%	1.09%	1.13%	1.18%	1.18%
After fee waivers/expense offset arrangement/recovery[6]	1.05%[5]	1.08%	1.09%	1.15%†	1.14%#	1.18%
Ratio of net investment income to average net assets	0.66%[5]	0.65%	0.96%	0.26%	2.09%	4.00%
Portfolio turnover rate	5%[4]	13%	4%	32%	26%	24%

[1]	Includes redemption fees of $0.01 per share.
[2]	Includes redemption fees of less than $0.01 per share.
[3]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses.
[4]	Not annualized.
[5]	Annualized.
[6]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15% effective December 31, 2009.
†	The Adviser recovered previously waived fees.
#	The Adviser waived a portion of its fees.
@	Calculated based on the average number of shares outstanding during the period.
±	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of the financial statements.

27

Third Avenue Trust
Third Avenue International Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2014 is as follows:

The accompanying notes are an integral part of the financial statements.

28

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments
at April 30, 2014
(Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks and Warrants - 94.58%
	Automotive - 5.87%
247,852	Daimler AG (Germany)	$22,945,566
140,123	D’ieteren S.A./N.V. (Belgium)	6,479,328
215,192	LEONI AG (Germany)	15,981,171
		45,406,065
	Building & Construction Products/Services - 4.73%
10,354,676	Tenon, Ltd. (New Zealand) (a) (b)	13,393,240
736,277	Titan Cement Co. S.A. (Greece)	23,187,414
		36,580,654
	Capital Goods - 2.85%
391,664	Nexans S.A. (France)	22,031,100
	Diversified Holding Companies - 9.02%
7,310,657	GP Investments, Ltd., BDR (Brazil) (a) (b)	12,131,150
781,133	Leucadia National Corp.	19,934,514
246,365	LG Corp. (South Korea)	13,709,462
265,231	Pargesa Holding S.A. (Switzerland)	24,048,896
		69,824,022
	Diversified Operations - 3.28%
1,858,200	Hutchison Whampoa, Ltd. (Hong Kong)	25,405,710
	Forest Products & Paper - 6.67%
67,510,165	Rubicon, Ltd. (New Zealand) (a) (b)	20,957,021
1,028,843	Weyerhaeuser Co. (c)	30,710,963
		51,667,984
	Healthcare - 1.56%
1,349,591	Piramal Enterprises Ltd. (India)	12,095,190
	Household Appliances - 1.36%
484,636	De’Longhi S.p.A. (Italy)	10,515,687
		Value
Shares	Security†	(Note 1)

	Insurance - 10.03%
139,569	Allianz SE (Germany)	$24,174,791
115,423	Munich Re (Germany)	26,653,938
44,907	White Mountains Insurance Group, Ltd. (Bermuda)	26,776,248
		77,604,977
	Investment Technology Services - 1.61%
105,406	Otsuka Corp. (Japan)	12,464,993
	Media - 2.82%
814,689	Vivendi S.A. (France)	21,859,164
	Metals & Mining - 4.73%
1,185,273	Antofagasta PLC (Chile)	15,749,474
7,923,612	Capstone Mining Corp. (Canada) (a)	20,892,513
20,657	Kinross Gold Corp. Warrants, expire 9/17/14 (Canada) (a)	236
		36,642,223
	Oil & Gas Production & Services - 2.62%
1,561,428	Precision Drilling Corp. (Canada)	20,300,487
	Pharmaceuticals - 3.79%
270,818	Sanofi (France)	29,313,569
	Real Estate - 18.58%
3,631,955	Atrium European Real Estate, Ltd. (Austria)	20,910,951
670,000	Mitsui Fudosan Co., Ltd. (Japan)	19,798,210
5,105,421	Oberoi Realty Ltd. (India)	17,487,855
3,053,208	Segro PLC (United Kingdom) (c)	18,037,372
26,081,649	Straits Trading Co. Ltd. (Singapore) (b)	67,612,155
		143,846,543
	Retail & Restaurants - 1.23%
1,045,800	Arcos Dorados Holdings, Inc., Class A (Argentina)	9,527,238

The accompanying notes are an integral part of the financial statements.

29

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at April 30, 2014
(Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks and Warrants (continued)
	Securities Brokerage - 1.83%
1,887,600	Daiwa Securities Group, Inc. (Japan)	$14,124,458
	Telecommunications - 12.00%
29,399,084	Netia S.A. (Poland) (a) (b)	52,532,177
2,590,400	Telefonica Deutschland Holding AG (Germany)	21,515,989
4,989,220	Vodafone Group PLC (United Kingdom)	18,864,993
		92,913,159
	Total Common Stocks and Warrants
	(Cost $679,324,846)	732,123,223

Notional
Amount (‡)
Purchased Options - 0.01%
		Foreign Currency Put Options - 0.01% (a)
73,880,597	EUR	European Currency, strike 1.3065 Euro, expire 6/17/14	9,434
73,880,597	EUR	European Currency, strike 1.3065 Euro, expire 6/17/14	10,506
73,880,597	EUR	European Currency, strike 1.3065 Euro, expire 6/17/14	15,537
85,421,000		Japan Currency, strike 107.94 Yen, expire 6/17/14	14,445
42,287,000		Japan Currency, strike 107.94 Yen, expire 6/17/14	4,986
		Total Purchased Options
		(Cost $3,717,951)	54,908
		Total Investment Portfolio - 94.59%
		(Cost $683,042,797)	732,178,131
		Other Assets Less
		Liabilities - 5.41% (d)	41,910,542
		NET ASSETS - 100.00%	$774,088,673

Notes:

BDR: Brazilian Depositary Receipt

EUR: Euro

(a)	Non-income producing security.
(b)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(c)	Security is a Real Estate Investment Trust.
(d)	Includes restricted cash due to counterparty as collateral management for foreign currency options.
†	U.S. unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.

Country Concentration

% of
Net Assets
Germany	14.37%
France	9.46
Singapore	8.73
Poland	6.79
United States	6.55
Japan	5.99
Canada	5.32
United Kingdom	4.77
New Zealand	4.44
India	3.82
Bermuda	3.46
Hong Kong	3.28
Switzerland	3.11
Greece	3.00
Austria	2.70
Chile	2.03
South Korea	1.77
Brazil	1.57
Italy	1.36
Argentina	1.23
Belgium	0.84
Total	94.59%

The accompanying notes are an integral part of the financial statements.

30

Third Avenue Trust
Third Avenue International Value Fund
Statement of Assets and Liabilities
April 30, 2014
(Unaudited)

Assets:
Investments at value (Notes 1 and 5):
Unaffiliated issuers (cost of $495,502,885)	$565,497,480
Affiliated issuers (cost of $183,821,961)	166,625,743
Total investments (cost of $679,324,846)	732,123,223
Cash	41,584,069
Dividends and interest receivable	5,624,806
Receivable for securities sold	557,230
Receivable for fund shares sold	389,088
Foreign currency at value (cost of $240,325)	241,045
Purchased foreign currency options (cost $3,717,951)	54,908
Other assets	47,756
Total assets	780,622,125

Liabilities:
Payable for fund shares redeemed	4,826,521
Payable to Adviser (Note 3)	773,073
Tax payable	323,049
Accrued expenses	265,552
Restricted cash due to counterparty for collateral management	210,000
Payable for shareholder servicing fees (Note 3)	111,084
Distribution fees payable (Note 6)	14,393
Payable to trustees and officers	9,780
Total liabilities	6,533,452
Net assets	$774,088,673

Summary of net assets:
Capital stock, $0.001 par value	$714,024,485
Accumulated undistributed net investment income	8,695,505
Accumulated net realized gains on investments and foreign currency transactions	2,418,915
Net unrealized appreciation on investments, translation of foreign currency denominated assets and liabilities and deferred taxes	48,949,768
Net assets applicable to capital shares outstanding	$774,088,673

Investor Class:
Net assets applicable to 1,224,255 shares outstanding, unlimited number of shares authorized	$24,397,802
Net asset value, offering and redemption price per share	$19.93

Institutional Class:
Net assets applicable to 37,572,296 shares outstanding, unlimited number of shares authorized	$749,690,871
Net asset value, offering and redemption price per share	$19.95

The accompanying notes are an integral part of the financial statements.

31

Third Avenue Trust
Third Avenue International Value Fund
Statement of Operations
For the Six Months Ended April 30, 2014
(Unaudited)

Investment Income:
Dividends-unaffiliated issuers (net of foreign withholding tax of $536,491)	$19,104,001
Dividends-affiliated issuers (Note 5)	835,721
Interest	396
Total investment income	19,940,118

Expenses:
Investment advisory fees (Note 3)	6,995,112
Shareholder servicing fees (Note 3)	386,795
Custodian fees	177,311
Transfer agent fees	116,039
Reports to shareholders	97,337
Trustees’ and officers’ fees and expenses	80,959
Accounting fees	50,691
Auditing and tax fees	39,076
Distribution fees (Note 6)	42,759
Administration fees (Note 3)	30,779
Insurance	24,279
Registration and filing fees	21,864
Legal fees	15,593
Miscellaneous	23,988
Total expenses	8,102,582
Less: Expenses waived (Note 3)	(201,388)
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(23,910)
Net expenses	7,877,284
Net investment income	12,062,834

Realized and unrealized gain/(loss) on investments, foreign currency transactions and deferred taxes:
Net realized gain on investments- unaffiliated issuers	98,823,773 *
Net realized gain on investments- affiliated issuers	1,345,581
Net realized loss on foreign currency transactions	(510,977)
Net change in unrealized appreciation/(depreciation) on investments	(99,555,390)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency and deferred taxes	(3,843,307)
Net loss on investments and foreign currency transactions	(3,740,320)
Net increase in net assets resulting from operations	$8,322,514

* Net of capital gains tax of $25,192.

The accompanying notes are an integral part of the financial statements.

32

Third Avenue Trust
Third Avenue International Value Fund
Statement of Changes in Net Assets

	For the
	Six Months Ended	For the Year
	April 30, 2014	Ended
	(Unaudited)	October 31, 2013
Operations:
Net investment income	$12,062,834	$17,225,059
Net realized gain	99,658,377	112,356,026
Net change in unrealized appreciation/(depreciation)	(103,398,697)	145,848,472
Net increase in net assets resulting from operations	8,322,514	275,429,557

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(394,709)	(132,718)
Institutional Class	(15,699,040)	(10,467,684)
Decrease in net assets from dividends and distributions	(16,093,749)	(10,600,402)

Capital Share Transactions:
Proceeds from sale of shares	40,335,506	125,757,821
Net asset value of shares issued in reinvestment of dividends and distributions	14,817,419	9,818,297
Redemption fees	9,666	40,511
Cost of shares redeemed	(531,422,384)	(337,115,088)
Net decrease in net assets resulting from capital share transactions	(476,259,793)	(201,498,459)
Net increase/(decrease) in net assets	(484,031,028)	63,330,696
Net assets at beginning of period	1,258,119,701	1,194,789,005
Net assets at end of period (including accumulated undistributed net investment income of $8,695,505 and $12,726,420, respectively)	$774,088,673	$1,258,119,701

The accompanying notes are an integral part of the financial statements.

33

Third Avenue Trust
Third Avenue International Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six				For the
	Months Ended	Years Ended			Period Ended
	April 30, 2014	October 31,			October 31,
Investor Class:	(Unaudited)	2013	2012	2011	2010*
Net asset value, beginning of period	$19.96	$16.14	$15.29	$16.31	$15.51
Income/(loss) from investment operations:
Net investment income@	0.19	0.25 **	0.08	0.09	0.32
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	(0.00)†	3.68	0.99	(0.85)	0.48
Total from investment operations	0.19	3.93	1.07	(0.76)	0.80
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.22)	(0.11)	(0.22)	(0.26)	—
Total dividends and distributions	(0.22)	(0.11)	(0.22)	(0.26)	—
Net asset value, end of period	$19.93	$19.96	$16.14	$15.29	$16.31
Total return2±	0.95%[4]	24.49%	7.20%	(4.76%)	5.16%[4]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$24,398	$35,013	$18,533	$13,997	$6,920
Ratio of expenses to average net assets
Before fee waivers and expense offset arrangement	1.69%[5]	1.69%	1.69%	1.69%	1.77%[5]
After fee waivers and expense offset arrangement3#	1.65%[5]	1.65%	1.65%	1.65%	1.65%[5]
Ratio of net investment income to average net assets	1.95%[5]	1.37%**	0.53%	0.56%	2.55%[5]
Portfolio turnover rate	9%[4]	11%	20%	24%	13%[4]

[1]	Includes redemption fees of less than $0.01 per share.
[2]	Performance figures may reflect fee waivers and/or expense offset arrangement. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense offset arrangement, the total return would have been lower.
[3]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.65%.
[4]	Not annualized.
[5]	Annualized.
†	Amount is less than $0.01.
#	The Adviser waived a portion of its fees.
*	Period from December 31, 2009 (commencement of operations) through October 31, 2010.
**	Investment income per share reflects a special dividend received during the period which amounted to $0.15 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.53%.
@	Calculated based on the average number of shares outstanding during the period.
±	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of the financial statements.

34

Third Avenue Trust
Third Avenue International Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For The Six
	Months Ended
	April 30, 2014		Years Ended October 31,
Institutional Class:	(Unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$20.00		$16.16	$15.33	$16.33	$15.18	$11.51
Income/(loss) from investment operations:
Net investment income@	0.21		0.25 *	0.12	0.10	0.24	0.11
Net gain/(loss) on investment transactions (both realized and unrealized)	(0.00	)1†	3.74 [1]	0.97 [1]	(0.81)[1]	1.09 [1]	3.73 [2]
Total from investment operations	0.21		3.99	1.09	(0.71)	1.33	3.84
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.26)		(0.15)	(0.26)	(0.29)	(0.18)	(0.03)
Distributions from realized gains	—		—	—	—	—	(0.14)
Total dividends and distributions	(0.26)		(0.15)	(0.26)	(0.29)	(0.18)	(0.17)
Net asset value, end of period	$19.95		$20.00	$16.16	$15.33	$16.33	$15.18
Total return3±	1.01%[4]		24.89%	7.39%	(4.51%)	8.84%	33.87%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$749,691		$1,223,107	$1,176,256	$1,277,674	$1,517,296	$1,332,360
Ratio of expenses to average net assets
Before fee waivers and expense offset arrangement	1.44%[5]		1.44%	1.44%	1.44%	1.51%	1.51%
After fee waivers and expense offset arrangement6#	1.40%[5]		1.40%	1.40%	1.40%	1.40%	1.47%
Ratio of net investment income to average net assets	2.16%[5]		1.40%*	0.80%	0.58%	1.58%	0.89%
Portfolio turnover rate	9%[4]		11%	20%	24%	13%	16%

[1]	Includes redemption fees of less than $0.01 per share.
[2]	Includes redemption fees of $0.01 per share.
[3]	Performance figures may reflect fee waivers and/or expense offset arrangement. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense offset arrangement, the total return would have been lower.
[4]	Not annualized.
[5]	Annualized.
[6]	As a result of an expense limitation, effective July 1, 2009, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%. Prior to July 1, 2009, the expense limitation was 1.75%.
†	Amount is less than $0.01.
#	The Adviser waived a portion of its fees.
*	Investment income per share reflects a special dividend received during the period which amounted to $0.15 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.56%.
@	Calculated based on the average number of shares outstanding during the period.
±	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of the financial statements.

35

Third Avenue Trust
Third Avenue Focused Credit Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2014 is as follows:

The accompanying notes are an integral part of the financial statements.

36

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments
at April 30, 2014
(Unaudited)

Principal Amount (‡)		Security†	Value (Note 1)

Corporate Bonds & Notes - 65.93%
		Chemicals - 6.28%
5,000,000		Cornerstone Chemical Co., 9.375%, due 3/15/18 (a)	$5,325,000
7,000,000		HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp.,10.500% Cash or 11.250% Payment-In-Kind Interest, due 9/15/18 (a)(g)	7,192,500
60,000,000		Momentive Performance Materials, Inc., due 1/15/21*	46,650,000
93,011,420		Reichhold Industries, Inc., 9.000% Cash or 11.000% Payment-In-Kind Interest, due 5/8/17 (a)(g)	60,922,480
71,000,000		Vertellus Specialties, Inc., 9.375%, due 10/1/15 (a)	72,242,500
			192,332,480
		Consumer products - 5.06%
		Ideal Standard International S.A. (Luxembourg):
9,664,000	EUR	11.750%, due 5/1/18	9,787,347
57,885,000	EUR	11.750%, due 5/1/18 (a)	58,623,821
95,000,000		Sun Products Corp. (The), 7.750%, due 3/15/21 (a)	86,450,000
			154,861,168
		Energy - 3.95%
6,000,000		Connacher Oil and Gas Ltd., 8.500%, due 8/1/19 (Canada) (a)	5,100,000
6,323,000		Endeavour International Corp., 12.000%, due 3/1/18	6,212,347
		Global Geophysical Services, Inc.*:
45,925,000		due 5/1/17	25,603,187
15,599,000		due 5/1/17	8,852,433
24,000,000		Halcon Resources Corp., 9.250%, due 2/15/22 (a)	25,320,000
Principal Amount (‡)		Security†	Value (Note 1)

		Energy (continued)
5,500,000		ION Geophysical Corp., 8.125%, due 5/15/18 (a)	$5,197,500
11,150,000		IronGate Energy Services LLC, 11.000%, due 7/1/18 (a)	11,373,000
		Platinum Energy Solutions, Inc.:
2,090,633		1st Lien, 11.000%, due 10/1/18 (a)(b)(c)	2,090,633
3,368,620		2nd Lien, 12.000% Cash or 14.000% Payment-In-Kind Interest, due 10/1/20 (a)(b)(g)	3,200,189
30,000,000	CAD	Southern Pacific Resource Corp., 8.750%, due 1/25/18 (Canada) (a)	21,280,963
8,018,982		Thunderbird Resources Equity, Inc., due 12/1/17*	6,896,325
			121,126,577
		Financials - 2.67%
19,100,000	EUR	IVG Finance B.V., due 3/29/17 (Netherlands)*	21,993,618
		Lehman Brothers Holdings, Inc.*:
31,000,000		due 9/26/08	5,657,500
17,185,861		due 10/14/08	3,136,420
10,000,000		due 10/22/08	1,825,000
25,000,000		due 11/24/08	4,562,500
12,205,000		due 12/23/08	2,227,412
97,000,000		due 3/23/09	17,702,500
6,771,301		due 4/3/09	1,235,762
30,000,000		due 1/14/11	5,550,000
10,000,000		due 1/24/13	1,850,000
50,000,000		due 9/26/14	9,375,000
7,113,000		due 2/9/17	1,298,123
15,000,000	EUR	Lehman Brothers Treasury Co. B.V., due 6/25/10 (Netherlands)*	5,514,706
			81,928,541

The accompanying notes are an integral part of the financial statements.

37

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2014
(Unaudited)

Principal Amount (‡)		Security†	Value (Note 1)

Corporate Bonds & Notes (continued)
		Food & Beverage - 1.05%
31,000,000		American Seafoods Group LLC/American Seafoods Finance, Inc., 10.750%, due 5/15/16 (a)	$32,047,800
		Gaming & Entertainment - 3.45%
		Caesars Entertainment Operating Co., Inc.:
28,603,000		12.750%, due 4/15/18	15,159,590
72,000,000		10.000%, due 12/15/18	33,120,000
		Codere Finance Luxembourg S.A. (Luxembourg)*:
27,378,000	EUR	due 6/15/15	16,902,345
15,910,000		due 2/15/19 (a)	7,159,500
18,000,000		Greektown Holdings, LLC/ Greektown Mothership Corp., 8.875%, due 3/15/19 (a)	18,630,000
14,638,365		Majestic Star Casino, LLC, 12.500% Cash or 14.500% Payment-In-Kind Interest, due 12/1/16 (a)(g)	14,638,365
			105,609,800
		Healthcare - 2.43%
33,000,000		21st Century Oncology, Inc., 9.875%, due 4/15/17	32,505,000
45,000,000		InVentiv Health, Inc., 11.000%, due 8/15/18 (a)	41,850,000
			74,355,000
		Home Construction - 2.20%
		New Enterprise Stone & Lime Co., Inc.:
27,060,971		5.000% Cash and 8.000% Payment-In-Kind Interest, due 3/15/18 (g)	31,052,464
37,958,000		11.000%, due 9/1/18	36,439,680
			67,492,144
Principal Amount (‡)		Security†	Value (Note 1)

		Manufacturing - 2.26%
34,781,000		Euramax International, Inc., 9.500%, due 4/1/16	$35,041,857
35,208,000		Liberty Tire Recycling LLC, 11.000%, due 10/1/16 (a)	34,327,800
			69,369,657
		Media/Cable-6.80%
43,000,000		Cengage Learning Acquisitions, Inc., due 4/15/20 (b)(e)*	—
137,711,453		Clear Channel Communications, Inc., 12.000% Cash and 2.000%Payment-In-Kind Interest, due 2/1/21 (g)	141,842,797
		LBI Media, Inc.:
25,000,000		10.000%, due 4/15/19 (a)	26,250,000
31,000,000		13.500%, due 4/15/20 (a)	29,450,000
10,000,000		Radio One, Inc., 9.250%, due 2/15/20 (a)(f)	10,687,500
			208,230,297
		Metals & Mining - 6.97%
63,500,000	CAD	Allied Nevada Gold Corp., 8.750%, due 6/1/19 (a)	47,796,633
20,000,000		American Gilsonite Co., 11.500%, due 9/1/17 (a)	21,300,000
6,500,000		Arch Coal, Inc., 7.250%, due 6/15/21	4,891,250
61,955,729	EUR	Boats Investments Netherlands B.V., 11.000% Payment-In- Kind Interest, due 3/31/17 (Netherlands) (g)	44,481,256
33,000,000	EUR	New World Resources N.V.,7.875%, due 5/1/18 (Netherlands) (a)	28,385,128
52,000,000		Noranda Aluminum Acquisition Corp., 11.000%, due 6/1/19	49,010,000
1,250,000		USEC, Inc., due 10/1/14*	381,250
28,500,000		Walter Energy, Inc., 8.500%, due 4/15/21	17,100,000
			213,345,517

The accompanying notes are an integral part of the financial statements.

38

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2014
(Unaudited)

Principal Amount (‡)	Security†	Value (Note 1)

Corporate Bonds & Notes (continued)
	Retailers - 0.73%
30,000,000	J.C. Penney Corp., Inc., 6.375%, due 10/15/36	$22,275,000
	Services - 8.00%
96,111,000	Affinion Group Holdings, Inc., 13.750% Cash or 14.500% Payment-In-Kind Interest, due 9/15/18 (a)(g)	95,630,445
32,552,020	Affinion Investment LLC, 13.500%, due 8/15/18 (a)	34,342,381
	Altegrity, Inc.:
22,500,000	10.500%, due 11/1/15 (a)	20,418,750
77,500,000	12.000%, due 11/1/15 (a)	70,525,000
25,000,000	SunGard Availability Services Capital Inc., 8.750%, due 4/1/22 (a)	24,250,000
		245,166,576
	Technology - 5.26%
8,750,000	Avaya, Inc., 10.500%, due 3/1//21 (a)	8,006,250
70,000,000	First Data Corp., 11.750%, due 8/15/21	74,900,000
73,246,194	First Data Holdings, Inc., 14.500% Payment-In-Kind Interest, due 9/24/19 (a)(g)	70,957,250
28,118,000	THQ, Inc., due 8/15/14*	7,310,680
		161,174,180
	Telecommunications - 2.10%
110,000,000	NII Capital Corp., 7.625%, due 4/1/21	33,275,000
	Nortel Networks Ltd. (Canada)*:
5,000,000	due 4/15/12	5,106,250
21,667,000	due 7/15/16	25,810,814
		64,192,064
Principal Amount (‡)		Security†	Value (Note 1)

		Transportation Services - 3.11%
40,000,000		Ceva Group PLC, 9.000%, due 9/1/21 (United Kingdom) (a)	$41,400,000
71,085,000		Western Express, Inc., 12.500%, due 4/15/15 (a)	53,846,888
			95,246,888
		Utilities - 3.61%
14,689,212		Coso Geothermal Power Holdings LLC, 7.000%, due 7/15/26 (a)	9,401,096
4,000,000		Energy Future Holdings Corp., due 11/15/34*	1,720,000
100,065,046		Energy Future Intermediate Holdings Co. LLC, Payment-In- Kind Interest, due 12/1/18 (a)(g)*	99,314,558
			110,435,654
		Total Corporate Bonds & Notes (Cost $1,912,311,180)	2,019,189,343
Term Loans - 5.83%
		Energy - 2.22%
		Global Geophysical Services, Inc.:
18,140,000		OID, DIP Loan A, 10.000%, due 5/1/15 (b)(c)	18,140,000
40,703,101		OID, DIP Loan B, 12.000%, due 5/1/15 (b)(c)	40,703,101
9,080,000		Southern Pacific Resource Corp., Term Loan, 11.000%, due 3/28/19 (Canada) (c)	9,204,850
			68,047,951
		Financials - 0.12%
2,750,400	EUR	IVG Finance B.V., DIP Loan, 0.155% (Netherlands) (b)(c)	3,815,760
		Gaming & Entertainment - 0.34%
10,000,000		Golden Nugget Biloxi, Inc., Term Loan, 10.000%, due 11/29/16 (c)	10,262,250

The accompanying notes are an integral part of the financial statements.

39

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2014
(Unaudited)

Principal Amount (‡)		Security†	Value (Note 1)

Term Loans (continued)
		Healthcare - 0.78%
25,172,220		Rural/Metro Corp., Term Loan, 5.750% Payment-In-Kind Interest, due 6/30/18 (c)(g)	$23,913,609
		Retailers - 0.56%
21,974,811		Weight Watchers International, Inc., Term Loan, 4.000%, due 4/2/20 (c)	17,183,072
		Utilities - 1.81%
		Longview Power LLC, Term Loan*:
53,047,387		due 3/1/14	32,889,380
29,429,232		due 10/31/17	18,282,910
4,145,641		DIP Loan, 9.000% (b)(c)	4,145,641
			55,317,931
		Total Term Loans (Cost $183,443,819)	178,540,573
Claims - 5.53%
		Financials - 4.89%
335,000,000		Lehman Brothers, Inc., SIPA Claims (d)	149,703,125
		Food & Beverage - 0.64%
		Pescanova S.A. (Spain):
188,150,508	EUR	Ordinary Claims, due 12/31/40 (d)	19,577,259
1,803,190	EUR	Subordinate Claims, due 12/31/40 (b) (d)	—
			19,577,259
		Total Claims (Cost $180,428,567)	169,280,384
Municipal Bonds - 0.07%
		Gaming & Entertainment - 0.07%
5,200,000		New York City, NY, Industrial Development Agency Civic Facility Revenue, Bronx Parking Development Co. LLC OID, due 10/1/37*	2,028,000
		Total Municipal Bonds (Cost $3,058,314)	2,028,000
Shares	Security†	Value (Note 1)

Convertible Preferred Stocks - 0.68%
	Transportation - 0.68%
4,435	CEVA Holdings LLC, Series A-1 (d) (e)	$7,562,050
10,196	CEVA Holdings LLC, Series A-2 (d) (e)	13,152,414
	Total Convertible Preferred Stocks (Cost $17,733,657)	20,714,464
Preferred Stocks - 1.72%
	Energy - 0.04%
1,122,431	Lone Pine Resources, Inc. (b) (d) (e)	1,122,431
	Financials - 1.68%
100,000	Federal Home Loan Mortgage Corp., 5.300% (d)	1,811,000
63,188	Federal Home Loan Mortgage Corp., Series K, 5.790% (d)	1,162,659
52,500	Federal Home Loan Mortgage Corp., Series L (c)(d)	943,950
165,000	Federal Home Loan Mortgage Corp., Series S (c)(d)	2,986,500
100,000	Federal Home Loan Mortgage Corp., Series U, 5.900% (d)	955,000
137,000	Federal Home Loan Mortgage Corp., Series W, 5.660% (d)	1,275,470
500,000	Federal Home Loan Mortgage Corp., Series Z, 8.375% (c)(d)	5,430,000
96,750	Federal National Mortgage Association, Series H, 5.810% (d)	1,707,637
208,000	Federal National Mortgage Association, Series M, 4.750% (d)	3,563,040
967,000	Federal National Mortgage Association, Series 0, 7.000% (c)(d)	17,357,650
500,000	Federal National Mortgage Association, Series S, 8.250% (c)(d)	5,150,000
750,000	Federal National Mortgage Association, Series T, 8.250% (d)	9,225,000
		51,567,906
	Total Preferred Stocks (Cost $23,007,789)	52,690,337

The accompanying notes are an integral part of the financial statements.

40

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2014
(Unaudited)

Shares	Security†	Value (Note 1)

Private Equities - 0.31%
	Automotive - 0.31%
10,000,000	International Automotive Components Group S.A. (d)	$9,500,000
	Utilities - 0.00%#
14,956	BosPower Partners, LLC (d)	3,739
	Total Private Equities (Cost $8,800,000)	9,503,739
Common Stocks & Warrants - 5.35%
	Chemicals - 0.01%
478,500	Phosphate Holdings, Inc. (d)(f)	253,605
	Energy - 0.87%
1,079,170	Endeavour International Corp. (d)	3,712,345
4,000,000	Forest Oil Corp. (d)	7,440,000
123,184	Geokinetics Holdings USA, Inc. (d)(e)	12,626,360
374,199	Lone Pine Resources, Inc. (b)(d)(e)	374,199
374,199	Lone Pine Resources, Inc., Class A (b)(d)(e)	374,199
1,122,431	Lone Pine Resources, Inc., Multiple Voting Shares (b)(d)(e)	1,122,431
50,000	Platinum Energy Solutions, Inc. (b)(d)(e)	850,000
10,874	Platinum Energy Solutions, Inc., Warrants (b)(d)(e)	—
		26,499,534
	Financials - 1.46%
3,725,000	Federal Home Loan Mortgage Corp. (d)	14,564,750
1,700,000	Rescap Liquidating Trust (d)	25,840,000
1,407,040	WMI Holdings Corp. (d)	4,221,120
		44,625,870
	Food & Beverage - 0.03%
92,896	Chiquita Brands International, Inc. (d)	1,066,446
Shares	Security†	Value (Note 1)

	Media/Cable - 1.56%
971,679	Cengage Learning Holdings II, Inc. (d)(e)	$35,344,821
1,980,578	Radio One, Inc., Class D (d)(f)	8,952,213
545,874	Spanish Broadcasting System, Inc., Class A (d)(f)	3,460,841
		47,757,875
	Metals & Mining - 0.55%
711,375	AK Steel Holding Corp. (d)	4,979,625
1,961,723	Allied Nevada Gold Corp. (d)	6,650,241
1,500,000	Noranda Aluminum Holding Corp.	5,325,000
		16,954,866
	Services - 0.29%
1,234,605	Affinion Group, Inc., Warrants, Series A (d)(e)	4,074,196
6,422,764	Affinion Group, Inc., Warrants, Series B (d)(e)	128,455
225,000	Kelly Services, Inc., Class A	4,738,500
		8,941,151
	Transportation - 0.20%
4,710	CEVA Holdings LLC (d)(e)	6,075,784
	Utilities - 0.38%
32,549,441	EME Reorganization Trust (d)	5,142,812
77,476,619	Longview Power LLC, Equity Allocation Stub (b)(d)(e)	6,585,513
		11,728,325
	Total Common Stocks & Warrants (Cost $132,012,169)	163,903,456
Closed-End Funds - 2.68%
	Financials - 2.68%
331,117	Ares Dynamic Credit Allocation Fund, Inc.	6,059,441
79,976	Babson Capital Global Short Duration High Yield Fund	1,942,617
332,703	BlackRock Corporate High Yield Fund, Inc.	4,065,631

The accompanying notes are an integral part of the financial statements.

41

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2014
(Unaudited)

		Value
Shares	Security†	(Note 1)

Closed-End Funds (continued)
	Financials (continued)
1,037,334	BlackRock Credit Allocation Income Trust	$14,190,729
393,556	DWS High Income Opportunities Fund, Inc.	5,749,853
601,680	First Trust High Income Long/Short Fund	10,842,274
185,415	First Trust Strategic High Income Fund II	2,979,619
524,984	MFS Intermediate High Income Fund	1,548,703
504,626	Neuberger Berman High Yield Strategies Fund, Inc.	6,918,422
629,651	New America High Income Fund, Inc. (The)	6,277,620
179,209	PIMCO Dynamic Credit Income Fund	4,164,817
87,121	Prudential Global Short Duration High Yield Fund, Inc.	1,542,913
196,719	Wells Fargo Advantage Income Opportunities Fund	1,872,765
179,449	Western Asset High Income Opportunity Fund, Inc.	1,080,283
504,181	Western Asset High Yield Defined Opportunity Fund, Inc.	9,105,509
669,372	Western Asset Managed High Income Fund, Inc.	3,895,745
	Total Closed-End Funds
	(Cost $79,449,762)	82,236,941
	Total Investment Portfolio - 88.10%
	(Cost $2,540,245,257)	2,698,087,237
	Other Assets less Liabilities - 11.90% (h)(i)	364,416,848
	NET ASSETS - 100.00%	$3,062,504,085

Notes:

CAD: Canadian Dollar.

DIP: Debtor-In-Possession.

EUR: Euro.

OID: Original Issue Discount.

SIPA: Securities Investor Protection Act of 1970.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Fair-valued security.
(c)	Variable rate security. The rate disclosed is in effect as of April 30, 2014.
(d)	Non-income producing security.
(e)	Security subject to restrictions on resale.

				Market
		Acquisition		Value
Shares	Issuer	Date	Cost	Per Unit
1,234,605	Affinion Group, Inc., Warrants, Series A	12/13/13-12/18/13	$1,461,517	$3.30
6,422,764	Affinion Group, Inc., Warrants, Series B	12/13/13-12/18/13	633,602	0.02
971,679	Cengage Learning Holdings II, Inc.	4/1/14-4/3/14	36,487,130	36.37
43,000,000	Cengage Learning Acquisitions, Inc., due 4/15/20	4/2/14	—	—
4,710	CEVA Holdings LLC	5/29/13	5,355,643	1,289.98
4,435	CEVA Holdings LLC, Series A-1, Convertible Pfd.	5/29/13	4,435,224	1,705.08
10,196	CEVA Holdings LLC, Series A-2, Convertible Pfd.	5/29/13	13,298,434	1,289.96
123,184	Geokinetics Holdings USA, Inc.	5/22/13-12/5/13	12,933,080	102.50
374,199	Lone Pine Resources, Inc.	1/31/14	457,500	1.00
374,199	Lone Pine Resources, Inc., Class A	1/31/14	457,500	1.00
1,122,431	Lone Pine Resources, Inc., Multiple Voting Shares	1/31/14	748,288	1.00
1,122,431	Lone Pine Resources, Inc. Pfd.	1/31/14	748,288	1.00
77,476,619	Longview Power LLC, Equity Allocation Stub	11/22/13	—	0.09
50,000	Platinum Energy Solutions, Inc.	10/4/13	1,486,746	17.00
10,874	Platinum Energy Solutions, Inc., Warrants	10/4/13	9,743	—

At April 30, 2014, these restricted securities had a total market value of $89,392,853 or 2.92% of net assets of the Fund.

The accompanying notes are an integral part of the financial statements.

42

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2014
(Unaudited)

(f)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(g)	Payment-In-Kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(h)	Includes restricted cash pledged to counterparty as collateral management for forward foreign currency contracts.
(i)	A portion is segregated for future fund commitment.
*	Issuer in default.
†	U.S. unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.
#	Amount represents less than 0.01% of total net assets.
Country Concentration

% of
Net Assets
United States	77.52%
Netherlands	3.40
Luxembourg	3.02
Canada	2.17
United Kingdom	1.35
Spain	0.64
Total	88.10%

Schedule of Forward Foreign Currency Contracts
					Unrealized
Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 4/30/14	Appreciation
15,000,000 AUD	Macquarie Bank, Ltd.	08/08/14	$13,602,750	$13,834,945	$232,195

					Unrealized
					Appreciation
Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 4/30/14	(Depreciation)
72,000,000 CAD	Goldman Sachs & Co.	05/30/14	$65,685,160	$65,641,624	$43,536
69,882,543 EUR	Goldman Sachs & Co.	05/30/14	96,512,943	96,944,638	(431,695)
67,650,000 EUR	JPMorgan Chase Bank, N.A.	05/30/14	93,439,536	93,847,541	(408,005)
14,700,000 EUR	Macquarie Bank, Ltd.	05/30/14	20,301,728	20,392,592	(90,864)
15,000,000 AUD	Macquarie Bank, Ltd.	08/08/14	13,313,100	13,834,946	(521,846)
					$(1,408,874)

AUD: Australian Dollar

CAD: Canadian Dollar

EUR: Euro

The accompanying notes are an integral part of the financial statements.

43

Third Avenue Trust
Third Avenue Focused Credit Fund
Statement of Assets and Liabilities
April 30, 2014
(Unaudited)

Assets:
Investments at value (Notes 1 and 5):
Unaffiliated issuers (cost of $2,524,743,406)	$2,674,733,078
Affiliated issuers (cost of $15,501,851)	23,354,159
Total investments (cost of $2,540,245,257)	2,698,087,237
Cash	415,559,078
Dividends and interest receivable	57,493,184
Receivable for securities sold	53,933,374
Receivable for fund shares sold	10,436,737
Foreign currency at value (cost of $5,758,236)	5,784,673
Restricted cash pledged to counterparty for collateral management	3,870,000
Unrealized appreciation for forward foreign currency contracts	275,731
Other assets	226,838
Total assets	3,245,666,852

Liabilities:
Payable for securities purchased	177,517,798
Payable to Adviser (Note 3)	1,817,206
Payable for fund shares redeemed	1,468,291
Unrealized depreciation for forward foreign currency contracts	1,452,410
Distribution fees payable (Note 6)	610,658
Accrued expenses	240,120
Payable for shareholder servicing fees (Note 3)	40,192
Payable to trustees and officers	16,092
Total liabilities	183,162,767
Net assets	$3,062,504,085

Summary of net assets:
Capital stock, $0.001 par value	$2,845,677,752
Accumulated undistributed net investment income	57,137,906
Accumulated net realized gains on investments and foreign currency transactions	2,904,003
Net unrealized appreciation on investments and translation of foreign currency denominated assets and liabilities	156,784,424
Net assets applicable to capital shares outstanding	$3,062,504,085

Investor Class:
Net assets applicable to 124,556,324 shares outstanding, unlimited number of shares authorized	$1,488,295,983
Net asset value, offering and redemption price per share	$11.95

Institutional Class:
Net assets applicable to 131,870,320 shares outstanding, unlimited number of shares authorized	$1,574,208,102
Net asset value, offering and redemption price per share	$11.94

The accompanying notes are an integral part of the financial statements.

44

Third Avenue Trust
Third Avenue Focused Credit Fund
Statement of Operations
For the Six Months Ended April 30, 2014
(Unaudited)

Investment Income:
Interest-unaffiliated issuers	$105,984,426
Interest-affiliated issuers (Note 5)	488,047
Interest-payment-in-kind securities (Note 1)	12,981,091
Dividends	3,205,245
Total investment income	122,658,809

Expenses:
Investment advisory fees (Note 3)	8,630,137
Distribution fees (Note 6)	1,327,606
Shareholder servicing fees (Note 3)	311,065
Legal fees	143,992
Trustees’ and officers’ fees and expenses	129,715
Accounting fees	108,911
Transfer agent fees	95,027
Auditing and tax fees	72,869
Administration fees (Note 3)	63,288
Registration and filing fees	51,566
Reports to shareholders	49,957
Custodian fees	45,359
Insurance	27,631
Miscellaneous	18,056
Total expenses	11,075,179
Less: Expenses reduced by custodian fee expense offset arrangement (Note 3)	(42,383)
Net expenses	11,032,796
Net investment income	111,626,013

Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized gain on investments-unaffiliated issuers	40,947,518
Net realized gain on investments-affiliated issuers	1,173,125
Net realized loss on foreign currency transactions	(3,584,646)
Net change in unrealized appreciation/(depreciation) on investments	109,313,964
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	1,029,611
Net gain on investments and foreign currency transactions	148,879,572
Net increase in net assets resulting from operations	$260,505,585

The accompanying notes are an integral part of the financial statements.

45

Third Avenue Trust
Third Avenue Focused Credit Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013
Operations:
Net investment income	$111,626,013	$101,268,989
Net realized gain	38,535,997	35,623,309
Net change in unrealized appreciation/(depreciation)	110,343,575	40,390,810
Net increase in net assets resulting from operations	260,505,585	177,283,108

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(36,969,145)	(33,907,910)
Institutional Class	(44,237,997)	(59,015,537)
Decrease in net assets from dividends and distributions	(81,207,142)	(92,923,447)

Capital Share Transactions:
Proceeds from sale of shares	1,211,728,877	1,046,386,244
Net asset value of shares issued in reinvestment of dividends and distributions	68,107,278	77,209,559
Redemption fees	72,837	144,354
Cost of shares redeemed	(165,146,841)	(424,364,998)
Net increase in net assets resulting from capital share transactions	1,114,762,151	699,375,159
Net increase in net assets	1,294,060,594	783,734,820
Net assets at beginning of period	1,768,443,491	984,708,671
Net assets at end of period (including accumulated undistributed net investment income of $57,137,906 and $26,719,035, respectively)	$3,062,504,085	$1,768,443,491

The accompanying notes are an integral part of the financial statements.

46

Third Avenue Trust
Third Avenue Focused Credit Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For The Six Months Ended April 30, 2014	Years Ended October 31,				For the Period Ended
Investor Class:	(unaudited)	2013	2012	2011	2010	October 31, 2009*
Net asset value, beginning of period	$11.08	$10.25	$10.51	$11.36	$10.25	$10.00
Income/(loss) from investment operations:
Net investment income@	0.55	0.88	0.76	0.85	0.83	0.07
Net gain/(loss) on investment transactions (both realized and unrealized)	0.72 [1]	0.78 [1]	0.13 [1]	(0.81)[2]	0.89 [3]	0.18	[1]
Total from investment operations	1.27	1.66	0.89	0.04	1.72	0.25
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.40)	(0.83)	(0.69)	(0.79)	(0.60)	—
Distributions from realized gains	—	—	(0.46)	(0.10)	(0.01)	—
Total dividends and distributions	(0.40)	(0.83)	(1.15)	(0.89)	(0.61)	—
Net asset value, end of period	$11.95	$11.08	$10.25	$10.51	$11.36	$10.25
Total return4±	11.79%[5]	16.61%	9.60%	0.24%	17.19%	2.50%[5]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,488,296	$752,422	$335,216	$338,098	$248,975	$90,913
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.10%[6]	1.16%	1.14%	1.18%	1.20%	1.53%[6]
After fee waivers/expense offset arrangement/recovery[7]	1.09%[6]	1.16%	1.14%	1.18%	1.21%†	1.40	%6#
Ratio of net investment income to average net assets	9.60%[6]	8.12%	7.61%	7.64%	7.69%	4.18%[6]
Portfolio turnover rate	28%[5]	58%	72%	105%	129%	12%[5]

[1]	Includes redemption fees of less than $0.01 per share.
[2]	Includes redemption fees of $0.01 per share.
[3]	Includes redemption fees of $0.02 per share.
[4]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses.
[5]	Not annualized.
[6]	Annualized.
[7]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%. Effective March 1, 2011, the expense limitation has been reduced to 1.20%.
†	The Adviser recovered previously waived fees.
#	The Adviser waived a portion of its fees.
*	Period from August 31, 2009 (commencement of operations) through October 31, 2009.
@	Calculated based on the average number of shares outstanding during the period.
±	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of the financial statements.

47

Third Avenue Trust
Third Avenue Focused Credit Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For The Six Months Ended April 30, 2014	Years Ended October 31,				For the Period Ended
Institutional Class:	(unaudited)	2013	2012	2011	2010	October 31, 2009*
Net asset value, beginning of period	$11.07	$10.24	$10.50	$11.36	$10.26	$10.00
Income/(loss) from investment operations:
Net investment income@	0.56	0.92	0.79	0.88	0.86	0.08
Net gain/(loss) on investment transactions (both realized and unrealized)	0.72 [1]	0.77 [1]	0.13 [1]	(0.83)[1]	0.87 [1]	0.18
Total from investment operations	1.28	1.69	0.92	0.05	1.73	0.26
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.41)	(0.86)	(0.72)	(0.81)	(0.62)	—
Distributions from realized gains	—	—	(0.46)	(0.10)	(0.01)	—
Total dividends and distributions	(0.41)	(0.86)	(1.18)	(0.91)	(0.63)	—
Net asset value, end of period	$11.94	$11.07	$10.24	$10.50	$11.36	$10.26
Total return2±	11.93%[3]	16.91%	9.89%	0.37%	17.38%	2.60%[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,574,208	$1,016,021	$649,492	$765,467	$759,666	$191,926
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	0.85%[4]	0.91%	0.89%	0.92%	0.93%	1.18%[4]
After fee waivers/expense offset arrangement/recovery[5]	0.84%[4]	0.91%	0.89%	0.92%	0.94%†	0.95	%4#
Ratio of net investment income to average net assets	9.79%[4]	8.48%	7.94%	7.87%	7.99%	4.59%[4]
Portfolio turnover rate	28%[3]	58%	72%	105%	129%	12%[3]

[1]	Includes redemption fees of less than $0.01 per share.
[2]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses.
[3]	Not annualized.
[4]	Annualized.
[5]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 0.95%.
†	The Adviser recovered previously waived fees.
#	The Adviser waived a portion of its fees.
*	Period from August 31, 2009 (commencement of operations) through October 31, 2009.
@	Calculated based on the average number of shares outstanding during the period.
±	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of the financial statements.

48

Third Avenue Trust
Notes to Financial Statements
April 30, 2014
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of five non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund (each a “Fund” and, collectively, the “Funds”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities and other instruments. Each Fund has a distinct investment approach.

Third Avenue Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Small-Cap Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) small companies at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, the Fund expects to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is within the range of capitalizations during the most recent 12-month period of companies in the Russell 2000 Index, the S&P Small Cap 600 Index or the Dow Jones Wilshire U.S. Small-Cap Index at the time of investment (based on month-end data). The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Real Estate Value Fund seeks to achieve its long-term capital appreciation objective primarily by investing in equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) real estate and real estate-related companies, or in companies which own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate-related companies at the time of investment (“real estate companies”). The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate companies. The Fund may invest in companies of any market capitalization. The

49

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans by real estate that the Adviser believes have above-average yield potential. The Fund invests in both domestic and foreign securities.

Third Avenue International Value Fund seeks to achieve its long-term capital appreciation objective primarily by acquiring equity securities, including common stocks and convertible securities, of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) located outside of the United States. While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries and, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of issuers located outside of the United States at the time of investment. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued.

Third Avenue Focused Credit Fund seeks to achieve its long-term total return objective mainly by investing in bonds and other types of credit instruments and intends to invest a substantial amount of its assets in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services and Fitch Ratings. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in bonds and other types of credit instruments. Credit instruments include high-yield bonds (commonly known as “junk bonds” or “junk debt”), bank debt, convertible bonds or preferred stock, municipal bonds, loans made to bankrupt companies (including debtor-in-possession loans), loans made to refinance distressed companies and other types of debt instruments. In making these investments, the Adviser will seek to purchase instruments that the Adviser believes are undervalued. The Fund may have significant investments in distressed and defaulted securities and intends to focus on a relatively small number of issuers. The Fund may also purchase equity securities or hold significant positions in equity or other assets that the Fund receives as part of a reorganization process, and may hold those assets until such time as the Adviser believes that a disposition is most advantageous.

Because of the Funds’ disciplined and deliberate investing approach, there may be times when a Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

Accounting policies:

The policies described below are followed consistently by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

50

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

Security valuation:

Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds have retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when a Fund calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Funds compute their NAVs. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Investments in derivative instruments are valued independently by service providers or by broker quotes based on pricing models. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Committee as authorized by the Board, under procedures established by the Board. At April 30, 2014, such securities had a total fair value of $132,534,803 or 5.37% of net assets of Third Avenue Value Fund, $42,665,360 or 1.60% of net assets of Third Avenue Real Estate Value Fund, and $82,524,097 or 2.69% of net assets of Third Avenue Focused Credit Fund. There were no fair valued securities for Third Avenue Small-Cap Value Fund and Third Avenue International Value Fund at April 30, 2014. Among the factors that may be considered by the Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the issuer’s common stocks and debt securities, comparable multiples of similar issuers, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

51

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

Fair value measurements:

In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks, Preferred Stocks, Rights, and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

52

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Claims—Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Inputs may include quoted prices for similar investments in active market, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. To the extent that these

53

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds—Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-ask lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options (Written and Purchased)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, foreign exchange rate, time until expiration, and volatility of the underlying foreign currency security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a summary by level of inputs used to value the Funds’ investments as of April 30, 2014:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund
Level 1: Quoted Prices
Investments in Securities:
Common Stocks & Warrants:
Consumer Products	$—	$28,014,112	$—	$—	$—
Depository Institutions	155,473,609	—	—	—	—
Diversified Holding Companies	274,168,829	35,937,539	—	69,824,022	—
Energy	—	—	—	—	11,152,345
Forest Products & Paper	—	6,946,825	115,945,581	30,710,963	—
Insurance & Reinsurance	77,302,709	30,774,233	—	—	—
Manufactured Housing	15,290,009	—	—	—	—
Non-U.S. Real Estate Operating Companies	226,814,280	—	551,907,335	—	—
Services	—	—	—	—	4,738,500
U.S. Real Estate Operating Companies	38,571,800	21,275,504	160,020,471	—	—
Utilities	109,888,329	—	—	—	5,142,812
Other	1,056,092,896	440,722,667	1,079,183,836	610,631,217	110,658,662
Preferred Stocks:
Financials	—	—	—	—	51,567,906
U.S. Real Estate Investment Trust	—	2,037,712	—	—	—
Closed-End Funds:
Financials	—	—	—	—	82,236,941
Total for Level 1 Securities	1,953,602,461	565,708,592	1,907,057,223	711,166,202	265,497,166
54

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

Summary by level of inputs (continued)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund
Level 2: Other Significant Observable Inputs
Investments in Securities:
Common Stocks, Rights & Warrants:
Diversified Holding Companies	$9,710,193	$—	$—	$—	$—
Forest Products & Paper	—	—	—	20,957,021	—
Non-U.S. Real Estate Operating Companies	—	—	21,334,203	—	—
Municipal Bonds	—	—	—	—	2,028,000
Corporate Bonds & Notes	—	—	34,544,950	—	1,999,395,341
Term Loans	—	—	—	—	111,736,071
Claims	28,198,483	—	—	—	149,703,125
Private Equities:
Utilities	—	—	—	—	3,739
Purchased Options:
Foreign Currency Put Options	—	—	370,812	54,908	—
Short Term Investments:
U.S. Government Obligations	74,998,050	—	149,997,740	—	—
Total for Level 2 Securities	112,906,726	—	206,247,705	21,011,929	2,262,866,276
Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks & Warrants:
Consumer Products	26,318	—	—	—	—
Depository Institutions	5,499,357	—	—	—	—
Energy	—	—	—	—	15,347,189	*
Financial Insurance	812,000	—	—	—	—
Insurance & Reinsurance	75,225	—	—	—	—
Manufactured Housing	121,909,191	—	—	—	—
Services	—	—	—	—	4,202,651
Transportation	—	—	—	—	6,075,784
Utilities	—	—	—	—	6,585,513
U.S. Real Estate Operating Companies	—	—	21,331,157	—	—
Limited Partnerships:
Insurance & Reinsurance	189,384	—	—	—	—
Convertible Preferred Stocks:
Transportation	—	—	—	—	20,714,464
Preferred Stocks:
Energy	—	—	—	—	1,122,431
Corporate Bonds & Notes	4,023,328	—	—	—	19,794,002	*
Term Loans	—	—	—	—	66,804,502
Claims	—	—	—	—	19,577,259	*
55

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

Summary by level of inputs (continued)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund
Level 3: Significant Unobservable Inputs
Investments in Securities (continued):
Private Equities:
Automotive	$—	$—	$—	$—	$9,500,000
U.S. Real Estate Operating Companies	—	—	129,812,476	—	—
Total for Level 3 Securities	132,534,803	—	151,143,633	—	169,723,795
Total Value of Investments	$2,199,043,990	$565,708,592	$2,264,448,561	$732,178,131	$2,698,087,237
Investments in Other Financial Instruments:
Level 2: Other Significant Observable Inputs
Written Foreign Currency Options	$—	$—	$(2,635,825)	$—	$—
Written Equity Options	—	—	(53,263)	—	—
Forward Foreign Currency Contracts—Assets	—	—	340,815	—	275,731
Forward Foreign Currency Contracts—Liabilities	—	—	(113,517)	—	(1,452,410)
Total Market Value or Appreciation/(Depreciation) of Other Financial Instruments	$—	$—	$(2,461,790)	$—	$(1,176,679)
Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.
*	Investments or includes investment fair valued at zero.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Third Avenue Value Fund

	Common Stocks	Corporate Bonds & Notes	Limited Partnerships	Total
Balance as of 10/31/13 (fair value)
Consumer Products	$26,318	$3,691,276	$—	$3,717,594
Financial Insurance	812,000	—	—	812,000
Insurance & Reinsurance	65,025	—	169,492	234,517
Manufacturing Housing	85,815,088	—	—	85,815,088
Transfer in to Level 3^
Depository Institutions	46,987,027	—	—	46,987,027
Manufacturing Housing	2,900,535	—	—	2,900,535
Payment-in-kind
Consumer Products	—	608,117	—	608,117
Sales
Depository Institutions	(36,714,773)	—	—	(36,714,773)
56

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

	Common Stocks	Corporate Bonds & Notes	Limited Partnerships	Total
Net change in unrealized gain/(loss)
Consumer Products	$—	$(276,065)	$—	$(276,065)
Depository Institutions	(29,173,398)	—	—	(29,173,398)
Insurance & Reinsurance	10,200	—	19,892	30,092
Manufacturing Housing	33,193,568	—	—	33,193,568
Net realized gain/(loss)
Depository Institutions	24,400,501	—	—	24,400,501
Balance as of 4/30/14 (fair value)
Consumer Products	26,318	4,023,328	—	4,049,646
Depository Institutions	5,499,357	—	—	5,499,357
Financial Insurance	812,000	—	—	812,000
Insurance & Reinsurance	75,225	—	189,384	264,609
Manufacturing Housing	121,909,191	—	—	121,909,191
Total	$128,322,091	$4,023,328	$189,384	$132,534,803
Net change in unrealized gain/(loss) related to securities still held as of April 30, 2014				$3,774,197

^	Transfer in is recorded utilizing value as of the beginning of the period.

Third Avenue Real Estate Value Fund

	Common Stocks	Private Equities	Total
Balance as of 10/31/13 (fair value)
U.S. Real Estate Operating Companies	$16,751,774	$91,229,323	$107,981,097
Net change in unrealized gain/(loss)
U.S. Real Estate Operating Companies	4,579,383	38,583,153	43,162,536
Balance as of 4/30/14 (fair value)
U.S. Real Estate Operating Companies	21,331,157	129,812,476	151,143,633
Total	$21,331,157	$129,812,476	$151,143,633
Net change in unrealized gain/(loss) related to securities still held as of April 30, 2014			$43,162,536
57

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

Third Avenue Focused Credit Fund

	Corporate Bonds & Notes		Term Loans	Claims		Common Stocks and Warrants		Preferred and Convertible Preferred Stocks		Private Equities	Total
Balance as of 10/31/13 (fair value)
Aerospace	$—		$2,488,160	$—		$—		$—		$—	$2,488,160
Energy	5,242,313		—	—		14,377,272	*	—		—	19,619,585
Financials	—		—	—		—		6,113,114	(a)	556,847	6,669,961
Health Care	—		3,001,947	—		—		—		—	3,001,947
Metals & Mining	—		1,360,000	—		—		14,248,607	(a)	—	15,608,607
Technology	7,873,040		—	—		—		—		—	7,873,040
Transportation	—		—	—		4,592,162		14,320,558	(b)	—	18,912,720
Purchases
Automotive	—		—	—		—		—		8,800,000	8,800,000
Chemicals	7,000,000		—	—		—		—		—	7,000,000
Energy	—		57,077,808	—		1,688,088		748,288	(a)	—	59,514,184
Financials	—		3,759,380	—		—		—		—	3,759,380
Food & Beverage	—		—	30,796,067	†	—		—		—	30,796,067
Health Care	—		1,089,381	—		—		—		—	1,089,381
Media/Cable	—	†	—	—		—		—		—	—
Services	—		—	—		2,095,119		—		—	2,095,119
Utilities	—		4,145,641	—		—	†	—		—	4,145,641
Sales
Aerospace	—		(2,787,514)	—		—		—		—	(2,787,514)
Energy	—		—	—		(41,888)		—		—	(41,888)
Financials	—		—	—		—		(6,325,076	)(a)	(556,847)	(6,881,923)
Health Care	—		(4,094,594)	—		—		—		—	(4,094,594)
Metals & Mining	—		(1,700,000)	—		—		(14,040,735	)(a)	—	(15,740,735)
Bond Discount
Energy	—		1,765,293	—		—		—		—	1,765,293
Financials	—		56,380	—		—		—		—	56,380
Payment-in-kind
Energy	216,940		—	—		—		—		—	216,940
Health Care	—		3,266	—		—		—		—	3,266
58

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

	Corporate Bonds & Notes	Term Loans	Claims		Common Stocks and Warrants	Preferred and Convertible Preferred Stocks		Private Equities	Total
Net change in unrealized gain/(loss)
Aerospace	$—	$3,342,564	$—		$—	$—		$—	$3,342,564
Automotive	—	—	—		—	—		700,000	700,000
Chemicals	192,500	—	—		—	—		—	192,500
Energy	(168,431)	—	—		(644,904)	374,143	(a)	—	(439,192)
Financials	—	—	—		—	(589,849	)(a)	25,573	(564,276)
Food & Beverage	—	—	(11,218,808)		—	—		—	(11,218,808)
Health Care	—	—	—		—	—		—	—
Media/Cable	—	—	—		—	—		—	—
Metals & Mining	—	238,402	—		—	762,659	(a)	—	1,001,061
Services	—	—	—		2,107,532	—		—	2,107,532
Technology	(562,360)	—	—		—	—		—	(562,360)
Transportation	—	—	—		1,483,622	6,393,906	(b)	—	7,877,528
Utilities	—	—	—		6,585,513	—		—	6,585,513
Net realized gain/(loss)
Aerospace	—	(3,043,210)	—		—	—		—	(3,043,210)
Energy	—	—	—		(31,379)	—		—	(31,379)
Financials	—	—	—		—	801,811	(a)	(25,573)	776,238
Metals & Mining	—	101,598	—		—	(970,531	)(a)	—	(868,933)
Balance as of 4/30/14 (fair value)
Aerospace	—	—	—		—	—		—	—
Automotive	—	—	—		—	—		9,500,000	9,500,000
Chemicals	7,192,500	—	—		—	—		—	7,192,500
Energy	5,290,822	58,843,101	—		15,347,189 *	1,122,431	(a)	—	80,603,543
Financials	—	3,815,760	—		—	—		—	3,815,760
Food & Beverage	—	—	19,577,259	*	—	—		—	19,577,259
Health Care	—	—	—		—	—		—	—
Media/Cable	— *	—	—		—	—		—	—
Metals & Mining	—	—	—		—	—		—	—
Services	—	—	—		4,202,651	—		—	4,202,651
Technology	7,310,680	—	—		—	—		—	7,310,680
Transportation	—	—	—		6,075,784	20,714,464	(b)	—	26,790,248
Utilities	—	4,145,641	—		6,585,513	—		—	10,731,154
Total	$19,794,002	$66,804,502	$19,577,259		$32,211,137	$21,836,895		$9,500,000	$169,723,795
Net change in unrealized gain/(loss) related to securities still held as of April 30, 2014									$5,242,713

*	Investments or include investments fair valued at zero.
†	Investments or include investments acquired through corporate actions with zero cost.
(a)	Preferred Stocks
(b)	Convertible Preferred Stocks
59

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

Quantitative Information about Level 3 Fair Value Measurements

(amounts in thousands)

Third Avenue Value Fund	Fair Value at 4/30/14	Valuation Technique(s)	Unobservable Inputs(s)	Range (Weighted Average)
Common Stocks	$121,909	Option Pricing Model (a)	Share volatility	1.5%(N/A)
Other (b)	10,626
	$132,535
Third Avenue Real Estate Value Fund	Fair Value at 4/30/14	Valuation Technique(s)	Unobservable Inputs(s)	Range (Weighted Average)
Private Equities	$129,813	Broker Quote	#	$4.50
Common Stocks	21,331	Option Pricing Model (a)	Share volatility	0.3%(N/A)
	$151,144
Third Avenue Focused Credit Fund	Fair Value at 4/30/14	Valuation Technique(s)	Unobservable Inputs(s)	Range (Weighted Average)
Term Loans	$58,843	Book Value	Lack of market quotes	1.0x (1.0x)
Convertible Preferred Stocks	20,714	Broker Quote	#	$1,705.08–$1,289.96
Claims	19,577	Broker Quote	#	$0.00–$10.41
Common Stocks	6,076	Broker Quote	#	$1,289.98
Other (b)	64,514
	$169,724
#	Valuation techniques and significant unobservable inputs used by third-party pricing vendors or brokers, which are described in Note 1, were not provided to the Adviser. The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account premiums and discounts, as applicable, when pricing the investments.
(b)	Includes securities less than 0.50% within each respective Fund.
The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability may decrease (increase) the fair value measurement.

Security transactions and investment income:

Security transactions for financial statement purposes are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds become aware of the dividends. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income on the Statement of Operations are shown net of any foreign taxes withheld on income from foreign securities. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the

60

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at market values using the foreign exchange rates at the close of the period. The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the investments held.

Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of investments sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investments transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Payment-In-Kind securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

61

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

For the six months ended April 30, 2014, the total in-kind payments with respect to PIK securities that were received by the Third Avenue Value Fund in the amount of $608,118 or 0.98% of total investment income are included in interest income on the Statement of Operations. The total in-kind payments with respect to PIK securities that were received by the Third Avenue Focused Credit Fund in the amount of $12,981,091 or 10.58% of total investment income are over 5% of total investment income and are shown as a separate line item on the Statement of Operations.

Term loans:

The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

These securities are generally considered to be restricted, as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2014.

Forward foreign exchange contracts:

The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on investments and foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

During the six month ended April 30, 2014, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund used forward foreign currency contracts for hedging against foreign currency risks. As of April 30, 2014, the Third Avenue International Value Fund no longer held any forward foreign currency contracts.

62

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

Option contracts:

The Funds may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currency to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments or foreign currency transactions.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options or foreign currency. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the six months ended April 30, 2014, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund used purchased options on foreign currency for hedging purposes and/or to protect against losses in foreign currencies.

During the six months ended April 30, 2014, Third Avenue Real Estate Value Fund used written call options on foreign currency for hedging purposes and written put options on equities to gain long exposure to the underlying instruments.

Summary of derivatives information:

The following tables present the value of derivatives held as of April 30, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

63

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

Third Avenue Real Estate Value Fund

Derivative Contract	Statement of Assets and Liabilities Location	Options	Forward Foreign Currency Contracts
Assets:
Foreign currency contracts	Purchased foreign currency options	$370,812	$—
Foreign currency contracts	Unrealized appreciation for forward foreign currency contracts	—	340,815
Total		$370,812	$340,815
Liabilities:
Equity contracts	Written equity options at value	$(53,263)	$—
Foreign currency contracts	Written foreign currency options at value	(2,635,825)	—
Foreign currency contracts	Unrealized depreciation for forward foreign currency contracts	—	(113,517)
Total		$(2,689,088)	$(113,517)

Third Avenue International Value Fund

Derivative Contract	Statement of Assets and Liabilities Location		Options
Assets:
Foreign currency contracts	Purchased foreign currency options		$54,908

Third Avenue Focused Credit Fund

Derivative Contract	Statement of Assets and Liabilities Location		Forward Foreign Currency Contracts
Assets:
Foreign currency contracts	Unrealized appreciation for forward foreign currency contracts		$275,731
Liabilities:
Foreign currency contracts	Unrealized depreciation for forward foreign currency contracts		$(1,452,410)
64

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

The following tables present the effect of derivatives on the Statement of Operations during the six months ended April 30, 2014, by primary risk exposure:

Third Avenue Real Estate Value Fund

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivative Contract	Purchased Options		Written Options		Forward Foreign Currency Contracts		Total
Foreign currency contracts	$(1,851,840	)(a)	$1,384,225	(a)	$(2,967,396	)(a)	$(3,435,011)

Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivative Contract	Purchased Options		Written Options		Forward Foreign Currency Contracts		Total
Equity contracts	$—		$317,232	(b)	$—		$317,232
Foreign currency contracts	568,458	(c)	640,143	(c)	1,122,674	(c)	2,331,275
Total	$568,458		$957,375		$1,122,674		$2,648,507

Third Avenue International Value Fund

Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivative Contract	Purchased Options
Foreign currency contracts	$(3,663,043)(d)

Third Avenue Focused Credit Fund

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivative Contract	Forward Foreign Currency Contracts
Foreign currency contracts	$(2,098,014)(a)

Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Derivative Contract	Forward Foreign Currency Contracts
Foreign currency contracts	$917,666 (c)

(a)	Included in “Net realized loss on foreign currency transactions”.
(b)	Included in “Net change in unrealized appreciation/(depreciation) on written equity options”.
(c)	Included in “Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency”.
(d)	Included in “Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency and deferred taxes”.
65

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

Derivatives Volume:

The tables below disclose the volume of the Funds’ forward foreign currency contracts and options activities during the six months ended April 30, 2014 (amounts denominated in U.S. Dollars unless otherwise noted, except number of contracts). Please refer to the tables in the Summary of derivatives information for derivative-related gains and losses associated with volume activity.

	Third Avenue Real Estate Value Fund		Third Avenue International Value Fund		Third Avenue Focused Credit Fund
Exchange Traded Options:
Average Ending Value Written	7,609		—		—
Foreign Currency Options:
Average Notional Balance Purchased	128,857,143	AUD	182,062,982	EUR	—
Average Notional Balance Purchased	—		91,220,000		—
Average Notional Balance Written	128,857,143	AUD	—		—
Forward Foreign Currency Contracts:
Average Settlement Value Purchased	—		—		17,914,440
Average Settlement Value Sold	110,417,368		—		183,227,930

AUD:	Australian Dollar
EUR:	Euro

Floating rate obligations:

The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on sales of securities, respectively are determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. The majority of dividends and capital gains distributions from a Fund may be automatically reinvested into additional shares of that Fund, based upon the discretion of the Fund’s shareholders.

Income tax information:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and each Fund intends to distribute all of its taxable net investment income and net realized capital gains, if any, to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

66

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Funds’ U.S. federal income tax returns for all open tax years (generally the current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Funds are subject to possible examination by the relevant taxing authorities for tax years for which the applicable statutes of limitations have not expired.

Expense allocation:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each Fund’s average net assets relative to the total average net assets of the Trust. Certain expenses are shared with Third Avenue Variable Series Trust, an affiliated fund group. Such costs are allocated using the ratio of the Funds’ average net assets relative to the total average net assets of the Funds and Third Avenue Variable Series Trust.

Share class accounting:

Investment income, common expenses and realized/unrealized gains/(losses) on investments are allocated to the two classes of shares of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Trustees’ and officers’ fees:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, to whom the Trust paid $223,827 for the six months ended April 30, 2014. The Trust does pay, together with Third Avenue Variable Series Trust, Trustees who are not affiliated with the Adviser a fee of $5,000 for each meeting of the Board that each Trustee attends, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,500. The Trust, together with Third Avenue Variable Series Trust, also pays each independent Trustee an annual retainer of $65,000 (the lead independent Trustee receives an additional retainer of $12,000). The Trustees on the Audit Committee each receive $2,000 for each audit committee meeting and the audit committee chairman receives an annual retainer of $6,000.

2. INVESTMENTS

Purchases and sales/conversions:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (as defined in the Investment Company Act of 1940 as ownership of 5% or more of the outstanding voting securities of these issuers) for the six months ended April 30, 2014 were as follows:

67

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

	Purchases	Sales
Third Avenue Value Fund:
Affiliated	$2,947,994	$2,006,569
Unaffiliated	136,267,592	355,062,046
Third Avenue Small-Cap Value Fund:
Unaffiliated	138,731,483	205,299,262
Third Avenue Real Estate Value Fund:
Unaffiliated	286,666,411	101,326,571
Third Avenue International Value Fund:
Affiliated	—	9,821,601
Unaffiliated	88,165,236	490,286,266
Third Avenue Focused Credit Fund:
Affiliated	27,128,621	17,467,455
Unaffiliated	1,573,883,523	583,189,693

Unrealized appreciation/(depreciation):

The following information is based upon the book basis of investment securities as of April 30, 2014:

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund	Focused Credit Fund
Gross unrealized appreciation	$624,640,984	$152,068,009	$661,321,265	$108,354,144	$239,449,692
Gross unrealized depreciation	(185,972,436)	(5,962,193)	(19,980,745)	(59,218,810)	(81,607,712)
Net unrealized appreciation/(depreciation)	$438,668,548	$146,105,816	$641,340,520	$49,135,334	$157,841,980
Aggregate book cost	$1,760,375,442	$419,602,776	$1,623,108,041	$683,042,797	$2,540,245,257
68

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

Written options transactions during the period are summarized as follows:

Third Avenue Real Estate Value Fund

	Currency Options Written		Equity Options Written
	Notional Amount ‡	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at October 31, 2013	128,000,000	$2,040,020	—	$—
Options written	250,000,000	3,193,405	4,261	370,495
Options terminated in closing purchase transactions	(127,000,000)	(1,895,001)	—	—
Options exercised	(37,500,000)	(465,000)	—	—
Options expired	(96,000,000)	(1,480,008)	—	—
Options outstanding at April 30, 2014	117,500,000	$1,393,416	4,261	$370,495
‡	In Australian Dollars

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS AND EXPENSE OFFSET ARRANGEMENT

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide the annual advisory fees based on the total average daily net assets for the Funds which are indicated as below. These fees are calculated daily and paid monthly.

Fund	Annual Management Fee
Third Avenue Value Fund	0.90%
Third Avenue Small-Cap Value Fund	0.90%
Third Avenue Real Estate Value Fund	0.90%
Third Avenue International Value Fund	1.25%
Third Avenue Focused Credit Fund	0.75%

Additionally, the Adviser pays certain expenses on behalf of the Funds which are partially reimbursed by the Funds, including service fees due to third parties, the compensation expense for the Funds’ Chief Compliance Officer and other miscellaneous expenses. At April 30, 2014, Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund had amounts payable to the Adviser of $235,435, $66,589, $416,214, $103,938 and $346,500, respectively, for reimbursement of expenses paid by the Adviser.

69

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

Under current arrangements, whenever, in any fiscal year, each Fund’s normal operating expenses, including the investment advisory fee, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation based on each Fund’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse each Fund in an amount equal to that excess. This arrangement is set to expire on February 28, 2015, subject to annual renewal. The expense limitations for each Fund are disclosed in its corresponding Financial Highlights. Below are the corresponding contingent liabilities to the Adviser in effect as of April 30, 2014:

		Expenses Waived through Fiscal Periods ending
	October 31, 2011	October 31, 2012	October 31, 2013	April 30, 2014

	Subject to Repayment until October 31,
Fund	2014	2015	2016	2017
Third Avenue International Value Fund	$582,479	$384,146	$383,912	$201,388

The waived fees and reimbursed expenses may be paid to the Adviser during the following three-year period after the end of the fiscal year in which an expense is waived or reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause a Fund to exceed the limitations disclosed in the corresponding financial highlights. These expense limitations can be terminated at any time.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) pursuant to which BNY Mellon provides certain of these administrative services on behalf of the Adviser. Each Fund pays the Adviser a fee calculated at an annual rate of 0.0055% of the average daily net assets of each respective Fund for such services. The Adviser pays BNY Mellon an annual sub-administration fee for sub-administration services provided to the Trust equal to $200,298.

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as shareholder servicing fees in the Statements of Operations. For the six months ended April 30, 2014, such fees amounted to $1,137,969

70

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

for Third Avenue Value Fund, $272,740 for Third Avenue Small-Cap Value Fund, $878,861 for Third Avenue Real Estate Value Fund, $386,795 for Third Avenue International Value Fund and $311,065 for Third Avenue Focused Credit Fund.

The Funds have an expense offset arrangement in connection with their custodian contract. Credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. The following amounts are the reduction of expenses due to this arrangement for the six months ended April 30, 2014. These amounts are reflected as “Expenses reduced by custodian fee expense offset arrangement” in the Statements of Operations.

Fund	Custody Credit
Third Avenue Value Fund	$75,169
Third Avenue Small-Cap Value Fund	2,572
Third Avenue Real Estate Value Fund	81,992
Third Avenue International Value Fund	23,910
Third Avenue Focused Credit Fund	42,383

4. LINE OF CREDIT

Each Fund and Third Avenue Variable Series Trust are participants in a single committed, unsecured $100,000,000 line of credit with The Bank of Nova Scotia, to be used only for temporary or emergency purposes. The interest on the loan is calculated at a variable rate based on the LIBOR, Federal Funds or Prime Rates. A commitment fee of 0.10% per annum of the available line of credit is charged, of which each participating Fund pays its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears and is included in “Custodian fees” in the Statement of Operations. Because all of the Funds in Third Avenue Trust and Third Avenue Variable Series Trust participate, there is no assurance that an individual Fund will have access to all or any part of the $100,000,000 at any particular time. During the period from April 23, 2014 (commencement of line of credit agreement) to April 30, 2014, there were no loans outstanding under the line of credit.

5. RELATED PARTY TRANSACTIONS

Brokerage commissions:

M.J. Whitman LLC, a registered broker-dealer, operates under common control with the Adviser. For the six months ended April 30, 2014, the Funds paid no brokerage commissions to M.J. Whitman LLC.

71

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

Investment in affiliates:

A summary of the Funds’ transactions in securities of affiliated issuers for the six months ended April 30, 2014 is set forth below:

Third Avenue Value Fund

Name of Issuer:	Shares/ Principal Amount Held at Oct. 31, 2013	Gross Purchases And Additions		Gross Sales and Reductions		Shares/ Principal Amount Held at Apr. 30, 2014	Value at Apr. 30, 2014	Investment Income Nov. 1, 2013 - Apr. 30, 2014
Cavco Industries, Inc.†	1,537,742	49,523	[1]	—		1,587,265	$121,909,191	$—
Cavco Industries, Inc.	271,366	—		75,215	[1]	196,151	15,290,009	—
Home Products International, Inc.	526,368	—		—		526,368	26,318	—
Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-In-Kind Interest, due 3/20/17	20,270,597	608,117	[2]	—		20,878,714	4,023,328	607,486	[2]
Lai Sun Garment International, Ltd.	171,393,000	27,422,880	[3]	—		198,815,880	27,951,852	—
Manifold Capital LLC	37	—		—		37	812,000	—
Sycamore Networks, Inc.*	3,480,368	—		2,087,239		1,393,129	808,015	—
Tejon Ranch Co.	1,221,894	—		—		1,221,894	37,890,933	—
Tejon Ranch Co., Warrants, expire 8/31/16	200,255	—		—		200,255	680,867	—
Tellabs, Inc.*	24,934,737	—		24,934,737	[4]	—	—	—
Total Affiliates							$209,392,513	$607,486

[1]	Includes 49,523 exchange of shares.
[2]	Payment-in-kind interest.
[3]	Exercise of rights.
[4]	Tender offer.
†	Restricted security subject to restrictions on resale.
*	As of April 30, 2014, no longer an affiliate.

Third Avenue Real Estate Value Fund

Name of Issuer:	Shares/Units Held at Oct. 31, 2013	Gross Purchases and Additions	Gross Sales and Reductions		Shares/Units Held at Apr. 30, 2014	Value at Apr. 30, 2014	Investment Income Nov. 1, 2013 - Apr. 30, 2014
Consolidated-Tomoka Land Co.	500,500	—	—		500,500	$19,784,765	$15,015
Newhall Holding Co. LLC, Class A Units	28,847,217	—	—		28,847,217	129,812,476	—
Thomas Properties Group, Inc.*	7,354,979	—	7,354,979	[1]	—	—	—
Total Affiliates						$149,597,241	$15,015

[1]	Merger.
*	As of April 30, 2014, no longer an affiliate.
72

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

Third Avenue International Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2013	Gross Purchases and Additions	Gross Sales and Reductions	Shares Held at Apr. 30, 2014	Value at Apr. 30, 2014	Investment Income Nov. 1, 2013 - Apr. 30, 2014
Boardroom, Ltd.*	22,522,784	—	22,522,784	—	$—	$—
GP Investments, Ltd., BDR	8,734,788	—	1,424,131	7,310,657	12,131,150	—
Netia S.A.	33,297,746	—	3,898,662	29,399,084	52,532,177	—
Rubicon, Ltd.	67,993,649	—	483,484	67,510,165	20,957,021	—
Straits Trading Co. Ltd.	26,437,649	—	356,000	26,081,649	67,612,155	835,721
Tenon, Ltd.	10,405,851	—	51,175	10,354,676	13,393,240	—
Total Affiliates					$166,625,743	$835,721

BDR:	Brazilian Depositary Receipt
*	As of April 30, 2014, no longer an affiliate.

Third Avenue Focused Credit Fund

Name of Issuer:	Shares/ Principal Amount Held at Oct. 31, 2013	Gross Purchases and Additions	Gross Sales and Reductions	Shares/ Principal Amount Held at Apr. 30, 2014	Value at Apr. 30, 2014	Investment Income Nov. 1, 2013 - Apr. 30, 2014
Phosphate Holdings, Inc.	478,500	—	—	478,500	$253,605	$—
Radio One, Inc., 9.250%, due 2/15/20**	—	26,000,000	16,000,000	10,000,000	10,687,500	488,047
Radio One, Inc., 12.500%, due 5/24/16*	39,000,690	—	39,000,690	—	—	—
Radio One, Inc., Class D	1,980,578	—	—	1,980,578	8,952,213	—
Spanish Broadcasting System, Inc., 12.500%, due 4/15/17 *	22,000,000	2,000,000	24,000,000	—	—	—
Spanish Broadcasting System, Inc., Class A	382,686	163,188	—	545,874	3,460,841	—
Total Affiliates					$23,354,159	$488,047

*	As of April 30, 2014, no longer an affiliate.
**	As of October 31, 2013, not an affiliate.

Certain employees of the Adviser serve as members of the board of directors of companies in which the Funds have investments. As a result of such service, for the six months ended April 30, 2014, the Funds received the following board member fees from these companies that board members employed by the Adviser agreed to have paid directly to the benefit of the Funds. These fees are included in “Other Income” on the accompanying Statements of Operations.

Fund	Fees
Third Avenue Value Fund	$69,554
Third Avenue Real Estate Value Fund	29,376
73

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

6. DISTRIBUTION EXPENSES

The Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act. The Plan provides that, as compensation for distribution and related services provided to Third Avenue Value Fund Investor Class (“TVFVX”), Third Avenue Small-Cap Value Fund Investor Class (“TVSVX”), Third Avenue Real Estate Value Fund Investor Class (“TVRVX”), Third Avenue International Value Fund Investor Class (“TVIVX”), and Third Avenue Focused Credit Fund Investor Class (“TFCVX”), each Fund’s Investor Class accrues a fee calculated at the annual rate of 0.25% of average daily net assets of the class. Such fees may be paid to institutions that provide distribution services. The amount of fees paid during any period may be more or less than the cost of distribution and other services provided. Financial Industry Regulatory Authority (“FINRA”) rules impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

For the six months ended April 30, 2014, distribution expenses were as follows:

Fund	Distribution Fees
Third Avenue Value Fund	$46,522
Third Avenue Small-Cap Value Fund	14,949
Third Avenue Real Estate Value Fund	272,864
Third Avenue International Value Fund	42,759
Third Avenue Focused Credit Fund	1,327,606

7. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of each class of beneficial interest with $0.001 par value.

Transactions in capital stock of each class were as follows:

Third Avenue Value Fund:
	For the Six Months Ended April 30, 2014		For the Year Ended October 31, 2013
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	76,388	$4,344,497	236,398	$12,612,994
Shares issued upon reinvestment of dividends and distributions	19,744	1,110,369	13,142	647,390
Shares redeemed*	(58,708)	(3,336,102)	(144,111)	(7,622,451)
Net increase	37,424	$2,118,764	105,429	$5,637,933
74

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

	For the Six Months Ended April 30, 2014		For the Year Ended October 31, 2013
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	761,856	$43,329,340	1,820,186	$96,038,392
Shares issued upon reinvestment of dividends and distributions	1,404,456	79,028,753	1,259,150	62,037,809
Shares redeemed*	(5,455,739)	(311,299,683)	(11,850,032)	(623,456,688)
Net decrease	(3,289,427)	$(188,941,590)	(8,770,696)	$(465,380,487)

Third Avenue Small-Cap Value Fund:

	For the Six Months Ended April 30, 2014		For the Year Ended October 31, 2013
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	62,579	$1,722,366	130,796	$3,254,427
Shares issued upon reinvestment of dividends and distributions	27,798	749,981	10,644	237,778
Shares redeemed*	(81,042)	(2,202,153)	(85,830)	(2,122,174)
Net increase	9,335	$270,194	55,610	$1,370,031

	For the Six Months Ended April 30, 2014		For the Year Ended October 31, 2013
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	410,540	$11,218,811	1,478,630	$36,235,040
Shares issued upon reinvestment of dividends and distributions	1,498,269	40,453,273	860,196	19,216,789
Shares redeemed*	(4,690,563)	(129,481,638)	(7,558,576)	(183,562,807)
Net decrease	(2,781,754)	$(77,809,554)	(5,219,750)	$(128,110,978)
75

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

Third Avenue Real Estate Value Fund:

	For the Six Months Ended April 30, 2014		For the Year Ended October 31, 2013
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	5,553,751	$161,588,572	3,223,891	$88,684,390
Shares issued upon reinvestment of dividends and distributions	140,095	3,963,299	206,129	5,171,770
Shares redeemed*	(828,783)	(24,231,554)	(779,847)	(20,986,092)
Net increase	4,865,063	$141,320,317	2,650,173	$72,870,068

	For the Six Months Ended April 30, 2014		For the Year Ended October 31, 2013
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	12,371,347	$366,537,101	15,341,907	$414,105,748
Shares issued upon reinvestment of dividends and distributions	1,608,741	45,704,316	5,269,569	132,635,045
Shares redeemed*	(5,227,901)	(153,512,321)	(15,986,629)	(429,839,095)
Net increase	8,752,187	$258,729,096	4,624,847	$116,901,698

Third Avenue International Value Fund:

	For the Six Months Ended April 30, 2014		For the Year Ended October 31, 2013
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	242,976	$4,808,400	762,336	$13,688,140
Shares issued upon reinvestment of dividends and distributions	19,725	389,379	7,774	131,765
Shares redeemed*	(792,292)	(15,669,787)	(164,894)	(2,955,523)
Net increase/(decrease)	(529,591)	$(10,472,008)	605,216	$10,864,382
76

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

	For the Six Months Ended April 30, 2014		For the Year Ended October 31, 2013
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	1,790,202	$35,527,106	6,247,580	$112,069,681
Shares issued upon reinvestment of dividends and distributions	730,534	14,428,040	571,476	9,686,532
Shares redeemed*	(26,090,477)	(515,742,931)	(18,461,777)	(334,119,054)
Net decrease	(23,569,741)	$(465,787,785)	(11,642,721)	$(212,362,841)

Third Avenue Focused Credit Fund:

	For the Six Months Ended April 30, 2014		For the Year Ended October 31, 2013
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	60,259,186	$694,187,272	45,395,691	$496,920,185
Shares issued upon reinvestment of dividends and distributions	3,234,542	36,624,179	3,040,119	32,842,155
Shares redeemed*	(6,826,594)	(78,108,659)	(13,244,809)	(143,844,871)
Net increase	56,667,134	$652,702,792	35,191,001	$385,917,469

	For the Six Months Ended April 30, 2014		For the Year Ended October 31, 2013
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	44,873,978	$517,541,605	50,142,269	$549,466,059
Shares issued upon reinvestment of dividends and distributions	2,789,588	31,483,099	4,117,795	44,367,404
Shares redeemed*	(7,560,468)	(86,965,345)	(25,906,733)	(280,375,773)
Net increase	40,103,098	$462,059,359	28,353,331	$313,457,690
*	Redemption fees are netted with redemption amounts.

Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund, and Third Avenue Focused Credit Fund charge a redemption fee of 1%, 1%, 1%, 2%, and 2%, respectively, for shares redeemed or exchanged for shares of another Fund within 60 days or less of the purchase date.

77

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

8. COMMITMENTS AND CONTINGENCIES

At April 30, 2014, Third Avenue Focused Credit Fund had the following commitments and contingencies:

Issuer	Type	Amount of Commitment	Funded Commitment	Value of Segregated Securities
Longview Power LLC	Debtor-In-Possession Loan	$13,818,803	$4,145,641	$9,673,162
Momentive Performance Materials, Inc.	Debtor-In-Possession Loan	34,000,000	—	34,000,000
Total		$47,818,803	$4,145,641	$43,673,162

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

High yield debt:

The Funds may invest in high yield, lower grade debt (sometimes referred to as “junk bonds”). The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

Claims:

An investment in claims is very speculative and carries a high degree of risk. Claims are illiquid instruments which generally do not pay interest. Claims may also be allowed or disallowed in whole or part. If allowed, they may be settled by a pro-rata distribution of the assets of the estate. The markets in claims are not regulated by federal securities laws or the SEC. Because claims are unsecured, holders of claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

78

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

Credit and interest rate risk:

The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Market risk:

Prices of securities (and stocks in particular) have historically fluctuated. The value of the Funds will similarly fluctuate and you could lose money.

Counterparty risk:

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Funds’ counter-party risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

At April 30, 2014, the Funds had counterparty concentration of credit risk primarily with Goldman, Sachs International, JPMorgan Chase Bank, N.A., Macquarie Bank Ltd. and Morgan Stanley Capital Services LLC.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

79

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

Collateral requirements:

For derivatives traded under an ISDA Master Agreement and/or Master Forward Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counter-party, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Third Avenue Real Estate Value Fund

At April 30, 2014, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Options	$370,812	$2,689,088
Forward Foreign Currency Contracts	340,815	113,517
Total derivative assets and liabilities in the Statement of Assets and Liabilities	711,627	2,802,605
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	(53,263)
Total derivative assets and liabilities subject to a MNA	$711,627	$2,749,342
80

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

The following tables present the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2014:

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets
Goldman Sachs International	$373,484	$(373,484)	$—	$—	$—
Macquarie Bank Ltd.	338,143	(338,143)	—	—	—
	$711,627	$(711,627)	$—	$—	$—
[1]	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

The following tables present the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of April 30, 2014:

Counterparty	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Goldman Sachs International	$813,223	$(373,484)	$—	$(100,000)	$339,739
Macquarie Bank Ltd.	1,936,119	(338,143)	—	(1,428,291)	169,685
	$2,749,342	$(711,627)	$—	$(1,528,291)	$509,424
[1]	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.
[3]	Net amount represents the net amount payable to the counterparty in the event of default.

Third Avenue International Value Fund

At April 30, 2014, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Options	$54,908	$—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	54,908	—
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to a MNA	$54,908	$—
81

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

The following tables present the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2014:

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets
Goldman Sachs International	$23,879	$—	$—	$—	$23,879	[3]
Macquarie Bank Ltd.	15,537	—	—	—	15,537	[3]
Morgan Stanley Capital Services LLC	15,492	—	—	(15,492)	—
	$54,908	$—	$—	$(15,492)	$39,416
[1]	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.
[3]	Net amount represents the net amount receivable from the counterparty in the event of default.

Third Avenue Focused Credit Fund

At April 30, 2014, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward Foreign Currency Contracts	$275,731	$1,452,410
Total derivative assets and liabilities in the Statement of Assets and Liabilities	275,731	1,452,410
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to a MNA	$275,731	$1,452,410

The following tables present the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2014:

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets
Goldman Sachs International	$43,536	$(43,536)	$—	$—	$—
JPMorgan Chase Bank, N.A.	—	—	—	—	—
Macquarie Bank Ltd.	232,195	(232,195)	—	—	—
	$275,731	$(275,731)	$—	$—	$—
[1]	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.
82

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

The following tables present the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of April 30, 2014:

Counterparty	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities
Goldman Sachs International	$431,695	$(43,536)	$—	$(388,159)	$—
JPMorgan Chase Bank, N.A.	408,005	—	—	(408,005)	—
Macquarie Bank Ltd.	612,710	(232,195)	—	(380,515)	—
	$1,452,410	$(275,731)	$—	$(1,176,679)	$—
[1]	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.

Loans and other direct debt instruments:

The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the Securities and Exchange Commission (“SEC”).

Cash concentration:

The Funds’ cash balances are held at a major regional U.S. bank. The Funds’ cash balances, which typically exceed Federal Deposit Insurance Corporation insurance coverage, subject the Funds to a concentration of credit risk. The Funds regularly monitor the credit ratings of this financial institution in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Off-balance sheet risk:

The Fund enters into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statement of Assets and Liabilities.

Fund concentration:

The Funds hold relatively concentrated portfolios that may contain fewer securities or industries than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments. Additionally, the Funds may encounter some difficulty in liquidating securities of concentrated positions.

83

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2014
(Unaudited)

10. FEDERAL INCOME TAXES

The difference between book and tax basis total unrealized appreciation/(depreciation) is primarily attributable to deferred losses on wash sales, mark-to-market treatment of investments in certain passive foreign investment companies, investments in REITs and partnerships, differences in the treatment of amortization of discount on certain debt instruments, and other timing differences. Other cost basis adjustments are primarily attributable to unrealized appreciation/(depreciation) on certain derivatives and items related to other miscellaneous investments.

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (“post-enactment year”) to be carried forward for an unlimited period to the extent not utilized. However, any capital loss carryforward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carryforward from a “pre-enactment year” can be used. This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses.

As of October 31, 2013, certain Funds have capital loss carryforwards which should be available to offset certain capital gains generated in future years as follows:

	Third Avenue Value Fund		Third Avenue International Value Fund		Third Avenue Focused Credit Fund
Capital Losses incurred in a pre-enactment year	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term
Expiration Date
10/31/2017	$85,507,572	$—	$40,931,822	$—	$—	$—
10/31/2018	—	—	56,307,639	—	—	—
	85,507,572	—	97,239,461	—	—	—

Capital Losses incurred in a post-enactment year
No Expiration Date	—	—	—	—	—	38,021,688
Total	$85,507,572	$—	$97,239,461	$—	$—	$38,021,688

No distributions of capital gains are expected to be paid to shareholders of the above Funds until either net capital gains in excess of such carryforwards are recognized or such carryforwards expire. It is uncertain whether the Funds will be able to realize the full benefit of pre-enactment year capital loss carryforwards prior to their expiration dates.

10. SUBSEQUENT EVENTS

The Adviser has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no events that would require adjustment to or additional disclosure in the Funds’ financial statements.

84

Third Avenue Trust
Schedule of Shareholder Expenses
(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, distribution fees (if applicable) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2013, and held for the six month period ended April 30, 2014.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

85

Third Avenue Trust
Schedule of Shareholder Expenses (continued)
(Unaudited)

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period November 1, 2013 to April 30, 2014*	Annualized Expense Ratio
Third Avenue Value Fund
Investor Class
Actual	$1,000.00	$1,044.00	$6.74	1.33%
Hypothetical	$1,000.00	$1,018.20	$6.66	1.33%
Institutional Class
Actual	$1,000.00	$1,045.20	$5.48	1.08%
Hypothetical	$1,000.00	$1,019.44	$5.41	1.08%
Third Avenue Small-Cap Value Fund
Investor Class
Actual	$1,000.00	$1,032.10	$6.80	1.35%
Hypothetical	$1,000.00	$1,018.10	$6.76	1.35%
Institutional Class
Actual	$1,000.00	$1,033.00	$5.54	1.10%
Hypothetical	$1,000.00	$1,019.34	$5.51	1.10%
Third Avenue Real Estate Value Fund
Investor Class
Actual	$1,000.00	$1,065.90	$6.66	1.30%
Hypothetical	$1,000.00	$1,018.35	$6.51	1.30%
Institutional Class
Actual	$1,000.00	$1,067.10	$5.38	1.05%
Hypothetical	$1,000.00	$1,019.59	$5.26	1.05%
Third Avenue International Value Fund
Investor Class
Actual	$1,000.00	$1,009.50	$8.22	1.65%
Hypothetical	$1,000.00	$1,016.61	$8.25	1.65%
Institutional Class
Actual	$1,000.00	$1,010.10	$6.98	1.40%
Hypothetical	$1,000.00	$1,017.85	$7.00	1.40%
Third Avenue Focused Credit Fund
Investor Class
Actual	$1,000.00	$1,117.90	$5.72	1.09%
Hypothetical	$1,000.00	$1,019.39	$5.46	1.09%
Institutional Class
Actual	$1,000.00	$1,119.30	$4.41	0.84%
Hypothetical	$1,000.00	$1,020.63	$4.21	0.84%

*	Expenses (net of fee waivers and expense offset arrangement) are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal year (181) divided by 365.
86

BOARD OF TRUSTEES

Jack W. Aber David M. Barse William E. Chapman, II Lucinda Franks Edward J. Kaier	Marvin Moser Eric Rakowski Martin Shubik Charles C. Walden Martin J. Whitman

OFFICERS

Martin J. Whitman — Chairman of the Board
David M. Barse — President, Chief Executive Officer
Vincent J. Dugan — Chief Financial Officer, Treasurer
Michael A. Buono — Controller
W. James Hall — General Counsel, Secretary
Joseph J. Reardon — Chief Compliance Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone 212-888-5222
Toll Free 800-443-1021
Fax 212-888-6757
www.thirdave.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-CSR is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-CSR is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	June 19, 2014

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	June 19, 2014